Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 21.2%
Argentina - 0.0% (A)
MercadoLibre, Inc. (B)	80	$ 66,222

Australia - 1.1%
Ampol Ltd.	2,775	51,329
APA Group	14,615	89,925
Aristocrat Leisure Ltd.	6,815	143,705
ASX Ltd.	2,225	102,402
Aurizon Holdings Ltd.	21,636	47,851
Australia & New Zealand Banking Group Ltd. (C)	34,561	505,932
BHP Group Ltd.	58,392	1,451,515
BlueScope Steel Ltd.	5,454	52,967
Brambles Ltd.	16,388	119,885
Cochlear Ltd.	768	95,399
Coles Group Ltd.	15,929	167,929
Commonwealth Bank of Australia (C)	19,704	1,146,279
Computershare Ltd.	6,270	100,007
CSL Ltd.	5,653	1,028,095
Dexus, REIT	12,248	60,928
Domino’s Pizza Enterprises Ltd. (C)	688	22,667
Endeavour Group Ltd.	15,953	71,695
Evolution Mining Ltd. (C)	21,338	27,837
Fortescue Metals Group Ltd.	19,384	208,094
Goodman Group, REIT (C)	19,006	192,090
GPT Group, REIT	21,023	51,741
IDP Education Ltd. (C)	2,384	40,048
Insurance Australia Group Ltd.	29,447	87,112
Lendlease Corp. Ltd.	7,917	45,263
Lottery Corp. Ltd. (B)	25,732	68,960
Macquarie Group Ltd.	4,161	405,948
Medibank Pvt Ltd.	31,932	71,373
Mineral Resources Ltd.	1,918	80,507
Mirvac Group, REIT (C)	44,328	55,220
National Australia Bank Ltd.	37,350	691,561
Newcrest Mining Ltd.	10,218	112,185
Northern Star Resources Ltd. (C)	13,586	68,029
Orica Ltd.	5,219	44,433
Origin Energy Ltd.	21,601	71,671
Qantas Airways Ltd. (B)	10,621	34,084
QBE Insurance Group Ltd.	17,352	128,746
Quintis Australia Pty Ltd. (D) (E) (F)	1,725,383	1
Ramsay Health Care Ltd.	2,152	78,995
REA Group Ltd. (C)	612	44,545
Reece Ltd.	2,592	23,292
Rio Tinto Ltd.	4,298	259,996
Santos Ltd.	37,618	173,778
Scentre Group, REIT	59,384	97,026
SEEK Ltd. (C)	3,905	47,460
Sonic Healthcare Ltd.	5,349	104,333
South32 Ltd.	53,364	126,681
Stockland, REIT	27,312	57,159
Suncorp Group Ltd.	14,864	95,917
Telstra Corp. Ltd. (C)	53,271	131,538
Transurban Group	35,232	278,242
Treasury Wine Estates Ltd.	8,484	68,265
Vicinity Centres, REIT	44,520	49,639
Washington H Soul Pattinson & Co. Ltd. (C)	2,507	43,100
Wesfarmers Ltd.	12,969	354,553
Westpac Banking Corp. (C)	40,892	541,001
WiseTech Global Ltd.	1,652	53,975

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Woodside Energy Group Ltd.	21,880	$ 447,042
Woolworths Group Ltd. (C)	14,365	312,161

		11,132,111

Austria - 0.0% (A)
Erste Group Bank AG	15,670	343,520
OMV AG	1,440	52,118
Verbund AG	680	58,057
voestalpine AG	1,136	19,244

		472,939

Belgium - 0.2%
Ageas SA	1,972	71,922
Anheuser-Busch InBev SA	10,675	483,542
D’ieteren Group	293	41,284
Elia Group SA	416	48,951
Groupe Bruxelles Lambert NV	603	42,171
Groupe Bruxelles Lambert NV (C) (D)	614	43,081
KBC Group NV	12,102	574,288
Proximus SADP	2,054	21,296
Sofina SA (C)	186	32,101
Solvay SA	896	69,370
UCB SA	1,534	106,456
Umicore SA	2,507	73,599
Warehouses De Pauw CVA, REIT	1,758	43,178

		1,651,239

Bermuda - 0.0% (A)
Arch Capital Group Ltd. (B)	652	29,692
Everest Re Group Ltd.	68	17,846

		47,538

Canada - 2.0%
Agnico Eagle Mines Ltd.	5,506	232,620
Air Canada (B) (C)	2,091	25,128
Algonquin Power & Utilities Corp. (C)	8,509	92,953
Alimentation Couche-Tard, Inc.	10,148	408,535
AltaGas Ltd. (C)	3,520	67,401
ARC Resources Ltd. (C)	8,101	97,293
Bank of Montreal	8,831	774,003
Bank of Nova Scotia	16,837	800,804
Barrick Gold Corp. (C)	20,978	325,145
BCE, Inc. (C)	937	39,288
BlackBerry Ltd. (B) (C)	6,238	29,398
Brookfield Asset Management, Inc., Class A (C)	16,845	689,116
BRP, Inc. (C)	436	26,857
CAE, Inc. (B) (C)	3,787	58,093
Cameco Corp.	4,713	125,080
Canadian Apartment Properties, REIT	981	29,898
Canadian Imperial Bank of Commerce (C)	12,300	538,356
Canadian National Railway Co.	6,932	748,627
Canadian Natural Resources Ltd.	14,168	659,502
Canadian Pacific Railway Ltd.	10,899	727,547
Canadian Tire Corp. Ltd., Class A (C)	626	66,640
Canadian Utilities Ltd., Class A (C)	1,669	43,412
CCL Industries, Inc., Class B (C)	1,795	87,011
Cenovus Energy, Inc.	16,957	260,490
CGI, Inc. (B)	2,606	196,183
Constellation Software, Inc.	232	322,818
Dollarama, Inc. (C)	3,326	190,938
Emera, Inc. (C)	3,292	133,196
Empire Co. Ltd., Class A	2,035	50,619
Enbridge, Inc. (C)	23,828	883,534
Fairfax Financial Holdings Ltd.	285	130,165
First Quantum Minerals Ltd. (C)	6,712	113,944

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
FirstService Corp. (C)	456	$ 54,280
Fortis, Inc. (C)	5,994	227,723
Franco-Nevada Corp.	2,311	276,045
George Weston Ltd.	860	90,044
GFL Environmental, Inc. (C)	2,135	53,957
Gildan Activewear, Inc. (C)	2,230	63,041
Great-West Lifeco, Inc. (C)	3,277	70,743
Hydro One Ltd. (C) (G)	4,143	101,314
iA Financial Corp., Inc. (C)	1,229	62,449
IGM Financial, Inc. (C)	967	24,095
Imperial Oil Ltd. (C)	2,809	121,625
Intact Financial Corp. (C)	2,114	299,175
Ivanhoe Mines Ltd., Class A (B) (C)	6,958	44,780
Keyera Corp. (C)	2,639	54,333
Kinross Gold Corp. (C)	14,810	55,751
Lightspeed Commerce, Inc. (B) (C)	1,520	26,750
Loblaw Cos. Ltd.	2,059	163,039
Lululemon Athletica, Inc. (B)	203	56,751
Lundin Mining Corp. (C)	7,663	38,721
Magna International, Inc. (C)	3,382	160,439
Manulife Financial Corp. (C)	22,844	358,532
Metro, Inc. (C)	2,932	146,818
National Bank of Canada	4,606	288,694
Northland Power, Inc. (C)	2,876	84,218
Nutrien Ltd. (C)	6,341	528,818
Nuvei Corp. (B) (C) (G)	781	21,106
Onex Corp.	850	38,988
Open Text Corp. (C)	3,207	84,763
Pan American Silver Corp. (C)	2,563	40,745
Parkland Corp. (C)	1,848	39,600
Pembina Pipeline Corp. (C)	6,545	198,811
Power Corp. of Canada (C)	6,480	146,033
Quebecor, Inc., Class B (C)	1,939	35,752
Restaurant Brands International, Inc. (C)	3,484	185,329
RioCan, REIT	1,845	24,870
Ritchie Bros Auctioneers, Inc. (C)	1,289	80,540
Rogers Communications, Inc., Class B (C)	4,671	179,928
Royal Bank of Canada	19,308	1,738,398
Saputo, Inc.	3,032	72,280
Shaw Communications, Inc., Class B	5,670	137,876
Shopify, Inc., Class A (B) (C)	13,486	363,083
Sun Life Financial, Inc. (C)	6,924	275,336
Suncor Energy, Inc.	17,195	484,226
TC Energy Corp. (C)	11,578	466,355
Teck Resources Ltd., Class B	5,554	168,910
TELUS Corp. (C)	6,067	120,475
TFI International, Inc.	940	85,069
Thomson Reuters Corp.	2,058	211,260
TMX Group Ltd. (C)	635	58,409
Toromont Industries Ltd. (C)	951	66,202
Toronto-Dominion Bank (C)	24,516	1,503,598
Tourmaline Oil Corp. (C)	3,703	192,448
West Fraser Timber Co. Ltd.	703	50,857
Wheaton Precious Metals Corp. (C)	5,433	175,928
WSP Global, Inc. (C)	1,355	149,218

		19,823,122

Cayman Islands - 0.0% (A)
Sands China Ltd. (B)	28,233	70,307

Chile - 0.0% (A)
Antofagasta PLC	4,543	55,669

Denmark - 0.4%
AP Moller - Maersk AS, Class A	37	65,370
AP Moller - Maersk AS, Class B	63	114,485
Carlsberg AS, Class B	1,199	140,207

	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Chr Hansen Holding AS	1,214	$ 59,801
Coloplast AS, Class B	1,399	142,173
Danske Bank AS	8,100	100,818
Demant AS (B)	1,141	28,207
DSV AS	2,206	258,427
Genmab AS (B)	764	245,782
GN Store Nord AS	1,557	27,273
Novo Nordisk AS, Class B	19,868	1,979,206
Novozymes AS, B Shares	2,353	118,243
Orsted AS (G)	2,277	181,479
Pandora AS	1,087	50,835
ROCKWOOL AS, B Shares	102	16,089
Tryg AS	4,141	85,486
Vestas Wind Systems AS	11,890	218,929

		3,832,810

Finland - 0.2%
Elisa OYJ	1,861	84,320
Fortum OYJ	5,471	73,514
Kesko OYJ, B Shares	3,249	60,616
Kone OYJ, Class B	3,935	151,610
Neste OYJ	4,922	214,548
Nokia OYJ	63,766	273,751
Nordea Bank Abp	39,025	333,985
Orion OYJ, Class B	1,247	52,508
Sampo OYJ, A Shares	5,790	247,184
Stora Enso OYJ, R Shares	6,499	82,560
UPM-Kymmene OYJ	6,239	197,991
Wartsila OYJ Abp (C)	5,457	34,859

		1,807,446

France - 1.8%
Accor SA (B)	1,985	41,557
Aeroports de Paris (B)	344	39,753
Air Liquide SA	6,029	689,109
Airbus SE	6,862	591,507
Alstom SA	3,699	59,834
Amundi SA (G)	710	29,558
Arkema SA	695	50,651
AXA SA	22,568	492,725
BioMerieux	483	38,205
BNP Paribas SA	51,352	2,169,069
Bollore SE	10,384	47,642
Bouygues SA	2,687	70,288
Bureau Veritas SA	3,410	76,307
Capgemini SE	1,905	304,991
Carrefour SA	7,372	102,243
Cie de Saint-Gobain	5,800	207,382
Cie Generale des Etablissements Michelin SCA	7,950	178,125
Covivio, REIT	545	26,255
Credit Agricole SA	58,586	475,603
Danone SA	7,726	365,326
Dassault Aviation SA	288	32,766
Dassault Systemes SE	7,675	264,980
Edenred	2,881	132,730
Eiffage SA	969	77,707
Electricite de France SA	6,137	71,173
Engie SA	22,821	262,667
EssilorLuxottica SA	3,309	449,769
Eurazeo SE	505	26,352
Gecina SA, REIT	534	41,823
Getlink SE	5,078	78,746
Hermes International	367	431,636
Ipsen SA	434	40,167
Kering SA	872	386,774

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Klepierre SA, REIT (B)	2,499	$ 43,446
L’Oreal SA	2,862	915,102
La Francaise des Jeux SAEM (G)	1,224	36,309
Legrand SA	3,088	199,667
LVMH Moet Hennessy Louis Vuitton SE	3,219	1,897,841
Orange SA	26,128	236,316
Pernod Ricard SA (B)	2,506	459,736
Publicis Groupe SA	2,644	125,280
Remy Cointreau SA (C)	272	45,138
Renault SA (B)	2,256	61,038
Safran SA	3,908	355,588
Sanofi	13,483	1,026,683
Sartorius Stedim Biotech	323	99,076
Schneider Electric SE	6,269	708,088
SEB SA (C)	292	18,367
Societe Generale SA	38,069	752,856
Sodexo SA	1,029	77,278
Teleperformance	682	173,012
Thales SA	1,242	136,861
TotalEnergies SE	29,608	1,389,046
Ubisoft Entertainment SA (B)	1,089	29,928
Unibail-Rodamco-Westfield, REIT (B)	1,369	56,649
Valeo	2,466	37,261
Veolia Environnement SA	8,411	160,753
Vinci SA	6,198	501,175
Vivendi SE	8,434	65,419
Wendel SE	311	22,260
Worldline SA (B) (G)	2,778	109,802

		18,093,395

Germany - 1.0%
adidas AG	2,020	232,222
Allianz SE	4,823	759,788
BASF SE	10,748	412,491
Bayer AG	11,760	541,836
Bayerische Motoren Werke AG	3,880	262,977
Bechtle AG	979	35,194
Beiersdorf AG	1,202	118,111
Brenntag SE	1,788	108,088
Carl Zeiss Meditec AG	475	49,340
Commerzbank AG (B)	50,965	362,820
Continental AG	1,312	58,218
Covestro AG (G)	2,273	64,989
Daimler Truck Holding AG (B)	5,279	119,345
Delivery Hero SE (B) (G)	1,890	69,036
Deutsche Bank AG	24,390	180,583
Deutsche Boerse AG	2,151	352,606
Deutsche Lufthansa AG (B)	6,833	39,277
Deutsche Post AG	11,424	344,315
Deutsche Telekom AG	42,459	722,723
E.ON SE	28,082	215,748
Evonik Industries AG	2,432	40,730
Fresenius Medical Care AG & Co. KGaA	2,420	68,179
Fresenius SE & Co. KGaA	4,948	105,468
GEA Group AG	1,789	57,897
Hannover Rueck SE	697	104,484
HeidelbergCement AG	1,680	66,367
HelloFresh SE (B)	1,905	39,875
Henkel AG & Co. KGaA	1,231	69,765
Infineon Technologies AG	15,264	334,038
KION Group AG	845	16,183
Knorr-Bremse AG	851	36,545
LEG Immobilien SE	847	50,557
Mercedes-Benz Group AG	9,422	476,443
Merck KGaA	1,510	244,440
MTU Aero Engines AG	610	91,167

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	1,631	$ 392,615
Nemetschek SE	676	32,087
Puma SE	1,227	56,761
Rational AG	60	29,059
Rheinmetall AG	504	77,600
RWE AG	8,021	294,820
SAP SE	12,139	989,269
Scout24 SE (G)	920	46,102
Siemens AG	8,927	872,550
Siemens Healthineers AG (G)	3,365	144,343
Symrise AG	1,514	147,634
Telefonica Deutschland Holding AG	13,761	27,822
Uniper SE	1,111	4,193
United Internet AG	1,288	24,078
Volkswagen AG	343	55,898
Vonovia SE	8,153	175,956
Zalando SE (B) (G)	2,634	51,450

		10,274,082

Hong Kong - 0.4%
AIA Group Ltd.	141,949	1,181,854
BOC Hong Kong Holdings Ltd.	50,321	167,353
Budweiser Brewing Co. APAC Ltd. (G)	20,578	53,586
Chow Tai Fook Jewellery Group Ltd.	23,257	43,709
CK Asset Holdings Ltd.	23,389	140,413
CK Hutchison Holdings Ltd.	31,421	173,012
CK Infrastructure Holdings Ltd.	7,885	40,216
CLP Holdings Ltd.	20,287	153,324
ESR Group Ltd. (G)	23,491	59,089
Futu Holdings Ltd., ADR (B) (C)	682	25,432
Galaxy Entertainment Group Ltd.	25,508	149,933
Hang Lung Properties Ltd.	23,793	39,071
Hang Seng Bank Ltd.	10,340	157,090
Henderson Land Development Co. Ltd.	17,010	47,632
HK Electric Investments & HK Electric Investments Ltd.	32,906	23,056
HKT Trust & HKT Ltd.	49,280	57,717
Hong Kong & China Gas Co. Ltd.	136,929	120,614
Hong Kong Exchanges & Clearing Ltd.	14,078	481,220
Hongkong Land Holdings Ltd.	13,251	58,225
Jardine Matheson Holdings Ltd.	2,544	128,619
Link, REIT	24,781	172,984
MTR Corp. Ltd.	18,135	83,183
New World Development Co. Ltd.	17,823	50,619
Power Assets Holdings Ltd.	17,184	86,139
Sino Land Co. Ltd.	40,185	52,856
SITC International Holdings Co. Ltd.	16,729	30,680
Sun Hung Kai Properties Ltd.	16,919	186,723
Swire Pacific Ltd., Class A	5,708	42,665
Swire Properties Ltd.	13,620	29,300
Techtronic Industries Co. Ltd.	15,864	151,376
WH Group Ltd. (G)	99,176	62,376
Wharf Real Estate Investment Co. Ltd.	19,523	88,505
Xinyi Glass Holdings Ltd.	21,766	31,478

		4,370,049

Ireland - 0.2%
Accenture PLC, Class A	1,093	281,229
AerCap Holdings NV (B)	1,592	67,389
Allegion PLC	151	13,542
Aptiv PLC (B)	472	36,915
CRH PLC (C)	9,194	295,604
DCC PLC	1,110	57,645
Experian PLC	10,410	304,728
Flutter Entertainment PLC (B) (C)	2,005	221,015

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
James Hardie Industries PLC, CDI	5,025	$ 98,704
Jazz Pharmaceuticals PLC (B)	119	15,861
Kerry Group PLC, Class A	1,962	174,877
Kingspan Group PLC	1,812	81,639
Medtronic PLC	2,587	208,900
Smurfit Kappa Group PLC	3,005	85,941
Trane Technologies PLC	402	58,214

		2,002,203

Israel - 0.1%
Azrieli Group Ltd.	503	34,329
Bank Hapoalim BM	17,489	147,632
Bank Leumi Le-Israel BM	21,300	181,918
Check Point Software Technologies Ltd. (B)	1,208	135,320
CyberArk Software Ltd. (B)	465	69,722
Elbit Systems Ltd.	315	59,640
ICL Group Ltd.	8,398	67,305
Israel Discount Bank Ltd., A Shares	14,674	73,888
Kornit Digital Ltd. (B)	593	15,780
Mizrahi Tefahot Bank Ltd.	2,112	73,939
Nice Ltd. (B)	749	140,942
SolarEdge Technologies, Inc. (B)	95	21,989
Teva Pharmaceutical Industries Ltd., ADR (B)	13,224	106,718
Tower Semiconductor Ltd. (B)	1,294	56,485
Wix.com Ltd. (B)	670	52,414
ZIM Integrated Shipping Services Ltd. (C)	1,018	23,923

		1,261,944

Italy - 0.5%
Amplifon SpA	1,470	38,300
Assicurazioni Generali SpA	12,854	175,513
Atlantia SpA	5,755	126,988
Davide Campari-Milano NV	6,243	55,235
DiaSorin SpA (C)	297	33,143
Enel SpA	100,944	413,994
Eni SpA (C)	29,314	311,569
Ferrari NV	1,464	271,112
FinecoBank Banca Fineco SpA	28,811	355,830
Infrastrutture Wireless Italiane SpA (G)	3,903	34,052
Intesa Sanpaolo SpA	787,234	1,301,310
Mediobanca Banca di Credito Finanziario SpA	28,984	226,792
Moncler SpA	2,384	97,326
Nexi SpA (B) (C) (G)	6,087	49,171
Poste Italiane SpA (G)	6,068	45,844
Prysmian SpA	2,959	84,757
Recordati Industria Chimica e Farmaceutica SpA	1,234	45,162
Snam SpA	25,035	101,190
Telecom Italia SpA (B)	115,727	21,406
Terna - Rete Elettrica Nazionale	17,455	106,310
UniCredit SpA	99,476	1,007,103

		4,902,107

Japan - 0.8%
Aeon Co. Ltd.	218	4,071
Ajinomoto Co., Inc.	154	4,209
Asahi Group Holdings Ltd.	154	4,801
Asahi Intecc Co. Ltd.	43	686
Astellas Pharma, Inc.	361	4,782
Chiba Bank Ltd.	41,836	226,556
Chubu Electric Power Co., Inc.	506	4,551
Chugai Pharmaceutical Co. Ltd.	129	3,223
Concordia Financial Group Ltd.	86,045	267,032
Daiichi Sankyo Co. Ltd.	342	9,559

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Eisai Co. Ltd.	49	$ 2,629
Ito En Ltd.	18	728
Japan Post Bank Co. Ltd.	32,555	227,566
Kansai Electric Power Co., Inc.	547	4,576
Kao Corp.	158	6,429
KDDI Corp.	2,352	68,764
Kikkoman Corp.	48	2,721
Kirin Holdings Co. Ltd.	276	4,252
Kobayashi Pharmaceutical Co. Ltd.	18	1,055
Kobe Bussan Co. Ltd.	51	1,227
Kose Corp.	11	1,134
Kyowa Kirin Co. Ltd.	52	1,196
M3, Inc.	85	2,373
MEIJI Holdings Co. Ltd.	39	1,731
Mizuho Financial Group, Inc.	190,318	2,060,122
Nippon Shinyaku Co. Ltd.	10	510
Nippon Telegraph & Telephone Corp.	1,740	46,932
Nisshin Seifun Group, Inc.	67	677
Nissin Foods Holdings Co. Ltd.	21	1,460
Olympus Corp.	236	4,540
Ono Pharmaceutical Co. Ltd.	71	1,658
Osaka Gas Co. Ltd.	296	4,463
Otsuka Holdings Co. Ltd.	74	2,343
Resona Holdings, Inc.	170,154	622,672
Seven & i Holdings Co. Ltd.	250	10,043
Shionogi & Co. Ltd.	51	2,463
Shiseido Co. Ltd.	134	4,696
Shizuoka Bank Ltd. (B)	35,367	213,870
SoftBank Corp. (C)	4,211	42,051
SoftBank Group Corp.	1,760	59,648
Sumitomo Mitsui Financial Group, Inc.	103,102	2,858,140
Sumitomo Mitsui Trust Holdings, Inc.	26,724	760,022
Suntory Beverage & Food Ltd.	47	1,673
Sysmex Corp.	32	1,710
Takeda Pharmaceutical Co. Ltd.	283	7,349
Terumo Corp.	125	3,514
Tokyo Electric Power Co. Holdings, Inc. (B)	1,187	3,794
Tokyo Gas Co. Ltd.	308	5,199
Unicharm Corp.	137	4,494
Welcia Holdings Co. Ltd.	31	654
Yakult Honsha Co. Ltd.	44	2,555

		7,583,103

Jersey, Channel Islands - 0.0% (A)
Novocure Ltd. (B)	183	13,904

Jordan - 0.0% (A)
Hikma Pharmaceuticals PLC	1,961	29,558

Luxembourg - 0.0% (A)
ArcelorMittal SA	7,241	144,084
Aroundtown SA	11,659	25,530
Eurofins Scientific SE	1,552	92,133
Tenaris SA	5,484	70,958

		332,705

Netherlands - 0.8%
ABN AMRO Bank NV, CVA (G)	20,436	183,114
Adyen NV (B) (G)	257	320,520
Akzo Nobel NV	2,143	121,444
Argenx SE (B)	571	203,205
ASM International NV	551	123,373
ASML Holding NV	4,765	1,974,038
Euronext NV (G)	987	62,463
EXOR NV (B)	1,260	80,859
Heineken Holding NV	1,227	83,999
Heineken NV	3,147	274,831

Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
IMCD NV	670	$ 79,436
ING Groep NV	186,743	1,600,094
JDE Peet’s NV	1,222	35,729
Just Eat Takeaway.com NV (B) (C) (G)	2,123	32,931
Koninklijke Ahold Delhaize NV	12,549	319,641
Koninklijke DSM NV	2,055	233,839
Koninklijke KPN NV	43,865	118,715
Koninklijke Philips NV (C)	10,621	163,526
NN Group NV	3,548	137,996
NXP Semiconductors NV	458	67,560
OCI NV	1,250	45,764
Prosus NV (B)	9,778	508,716
QIAGEN NV (B)	2,710	112,857
Randstad NV (C)	1,440	62,152
Stellantis NV	25,469	300,851
Universal Music Group NV (C)	8,577	160,648
Wolters Kluwer NV	3,083	300,203

		7,708,504

New Zealand - 0.0% (A)
Auckland International Airport Ltd. (B)	16,120	64,614
Fisher & Paykel Healthcare Corp. Ltd.	7,531	78,058
Mercury Ltd.	9,697	30,870
Meridian Energy Ltd.	17,677	47,433
Spark New Zealand Ltd.	27,590	77,190
Xero Ltd. (B)	1,538	71,173

		369,338

Norway - 0.1%
Adevinta ASA (B)	3,344	19,923
Aker BP ASA	3,844	110,340
DNB Bank ASA	11,088	175,945
Equinor ASA	11,776	388,357
Gjensidige Forsikring ASA	2,332	40,015
Kongsberg Gruppen ASA	1,043	31,652
Mowi ASA	5,004	63,649
Norsk Hydro ASA	16,430	88,162
Orkla ASA	9,160	66,587
Salmar ASA	714	24,066
Telenor ASA	9,332	85,408
Yara International ASA	1,963	68,892

		1,162,996

Portugal - 0.0% (A)
EDP - Energias de Portugal SA	31,141	135,152
Galp Energia SGPS SA (C)	5,425	52,196
Jeronimo Martins SGPS SA	3,064	57,062

		244,410

Republic of South Africa - 0.0% (A)
Thungela Resources Ltd. (C)	1,924	35,790

Singapore - 0.2%
CapitaLand Integrated Commercial Trust, REIT	62,585	83,250
Capitaland Investment Ltd.	31,022	74,635
CapLand Ascendas, REIT	39,498	73,677
City Developments Ltd.	4,766	25,117
DBS Group Holdings Ltd.	24,834	574,494
Genting Singapore Ltd.	73,032	39,688
Grab Holdings Ltd., Class A (B) (C)	13,038	34,290
Keppel Corp. Ltd.	17,261	83,058
Mapletree Logistics Trust, REIT	38,100	41,167
Mapletree Pan Asia Commercial Trust, REIT	27,398	32,619
Oversea-Chinese Banking Corp. Ltd.	45,805	375,321

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Sea Ltd., ADR (B)	4,249	$ 238,156
Singapore Airlines Ltd. (B) (C)	15,870	56,089
Singapore Exchange Ltd.	10,025	65,768
Singapore Technologies Engineering Ltd.	18,600	46,211
Singapore Telecommunications Ltd.	108,501	200,210
United Overseas Bank Ltd.	16,053	290,761
UOL Group Ltd.	5,358	24,650
Venture Corp. Ltd.	3,162	35,930
Wilmar International Ltd.	23,530	62,599

		2,457,690

Spain - 0.7%
Acciona SA	303	53,254
ACS Actividades de Construccion y Servicios SA	2,748	61,746
Aena SME SA (B) (G)	869	90,185
Amadeus IT Group SA (B)	5,210	241,549
Banco Bilbao Vizcaya Argentaria SA (C)	320,284	1,436,745
Banco Santander SA	834,350	1,941,448
CaixaBank SA	215,461	693,973
Cellnex Telecom SA (G)	7,098	218,949
EDP Renovaveis SA	3,219	66,215
Enagas SA	3,105	48,062
Endesa SA	3,955	59,402
Ferrovial SA	5,653	128,315
Grifols SA (B) (C)	3,542	30,601
Iberdrola SA	73,826	688,367
Industria de Diseno Textil SA	12,656	261,177
Naturgy Energy Group SA (C)	1,789	41,386
Red Electrica Corp. SA	5,017	76,989
Repsol SA	17,442	200,413
Siemens Gamesa Renewable Energy SA (B)	2,790	48,643
Telefonica SA	71,351	235,880

		6,623,299

Sweden - 0.5%
Alfa Laval AB	3,434	85,153
Alleima AB (B)	2,533	7,943
Assa Abloy AB, B Shares	11,650	218,275
Atlas Copco AB, A Shares	31,464	292,438
Atlas Copco AB, B Shares	18,262	151,374
Boliden AB	3,290	101,647
Electrolux AB, B Shares (C)	2,700	28,062
Embracer Group AB (B) (C)	7,709	45,693
Epiroc AB, Class A	7,761	111,025
Epiroc AB, Class B	4,600	58,004
EQT AB	3,440	66,468
Essity AB, Class B	7,180	141,854
Evolution AB (G)	2,152	170,110
Fastighets AB Balder, B Shares (B)	7,567	30,205
Getinge AB, B Shares	2,717	46,464
H&M Hennes & Mauritz AB, B Shares (C)	8,608	79,582
Hexagon AB, B Shares	22,687	211,877
Holmen AB, B Shares	1,105	41,931
Husqvarna AB, B Shares	4,939	27,379
Industrivarden AB, A Shares	1,524	30,697
Industrivarden AB, C Shares	1,800	35,900
Indutrade AB	3,205	51,985
Investment AB Latour, B Shares	1,722	28,492
Investor AB, A Shares	5,815	89,106
Investor AB, B Shares	21,227	309,728
Kinnevik AB, Class B (B)	2,865	37,548
L E Lundbergforetagen AB, B Shares	889	32,093
Lifco AB, B Shares	2,697	37,415
Nibe Industrier AB, B Shares	17,458	155,729
Sagax AB, B Shares	2,246	36,976

Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Sandvik AB	12,680	$ 172,848
Securitas AB, B Shares (C)	3,729	25,887
Sinch AB (B) (C) (G)	6,794	9,007
Skandinaviska Enskilda Banken AB, Class A	22,292	212,459
Skanska AB, B Shares	3,994	49,708
SKF AB, B Shares	4,535	60,754
Svenska Cellulosa AB SCA, Class B	7,070	89,708
Svenska Handelsbanken AB, A Shares	17,254	141,638
Swedbank AB, A Shares	10,707	140,537
Swedish Match AB	18,594	183,927
Swedish Orphan Biovitrum AB (B)	2,046	39,543
Tele2 AB, B Shares	7,524	64,929
Telefonaktiebolaget LM Ericsson, B Shares (C)	34,320	200,616
Telia Co. AB	35,099	101,088
Volvo AB, A Shares	2,376	35,159
Volvo AB, B Shares	17,882	253,048
Volvo Car AB, B Shares (B) (C)	7,079	30,718

		4,572,727

Switzerland - 1.6%
ABB Ltd.	19,445	502,059
Adecco Group AG	1,940	53,543
Alcon, Inc.	6,011	349,152
Bachem Holding AG (C)	358	22,515
Baloise Holding AG	549	70,148
Barry Callebaut AG	43	81,056
Chocoladefabriken Lindt & Spruengli AG	13	215,558
Chubb Ltd.	731	132,954
Cie Financiere Richemont SA, Class A	6,166	582,042
Clariant AG (B)	2,541	40,589
Coca-Cola HBC AG (B)	2,220	46,387
Credit Suisse Group AG (B)	31,649	125,190
EMS-Chemie Holding AG	82	51,763
Garmin Ltd.	266	21,362
Geberit AG	421	180,520
Givaudan SA	107	323,247
Glencore PLC (B)	114,595	602,198
Holcim AG (B)	6,523	267,316
Julius Baer Group Ltd. (B)	2,643	115,338
Kuehne & Nagel International AG	635	129,306
Logitech International SA (C)	2,055	93,949
Lonza Group AG	890	433,333
Nestle SA	33,959	3,672,914
Novartis AG	26,193	1,996,874
Partners Group Holding AG	269	216,487
Roche Holding AG	8,674	2,844,306
Schindler Holding AG	756	116,077
SGS SA	75	160,481
Siemens Energy AG	5,068	55,803
Sika AG	1,693	340,279
Sonova Holding AG	647	142,379
STMicroelectronics NV	7,889	245,168
Straumann Holding AG	1,324	121,093
Swatch Group AG	964	103,784
Swiss Life Holding AG	375	165,679
Swiss Prime Site AG (B)	902	71,851
Swiss Re AG	3,566	263,007
Swisscom AG	343	160,607
TE Connectivity Ltd.	563	62,133
Temenos AG	746	50,293
UBS Group AG	41,803	606,476

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
VAT Group AG (B) (G)	315	$ 63,923
Zurich Insurance Group AG	1,811	721,956

		16,621,095

United Kingdom - 2.1%
3i Group PLC	11,167	134,087
abrdn PLC	24,641	37,694
Admiral Group PLC	1,999	42,466
Amcor PLC	2,570	27,576
Anglo American PLC	14,843	445,673
Ashtead Group PLC	5,009	224,953
Associated British Foods PLC	4,158	58,098
AstraZeneca PLC	17,507	1,924,534
Auto Trader Group PLC (G)	10,571	59,949
AVEVA Group PLC	1,359	46,889
Aviva PLC	32,282	138,452
BAE Systems PLC	35,632	313,078
Barclays PLC	221,584	352,570
Barratt Developments PLC	11,546	43,637
Berkeley Group Holdings PLC	1,254	45,815
BP PLC	225,139	1,075,801
British American Tobacco PLC	24,483	877,900
British Land Co. PLC, REIT	9,910	38,385
BT Group PLC (C)	89,665	120,537
Bunzl PLC	3,766	115,062
Burberry Group PLC	4,509	90,069
Clarivate PLC (B)	541	5,080
CNH Industrial NV	11,885	133,020
Coca-Cola Europacific Partners PLC	2,484	105,868
Compass Group PLC	20,267	403,565
Croda International PLC	1,567	111,921
Diageo PLC	26,880	1,131,473
Entain PLC	6,598	78,889
Evraz PLC (D) (E) (H)	6,267	0
Ferguson PLC	2,462	255,381
G4S Ltd. (B) (D) (E)	27,853	76,193
GSK PLC	48,333	698,059
Haleon PLC (B)	61,961	193,192
Halma PLC	4,252	95,638
Hargreaves Lansdown PLC (C)	4,002	38,327
HSBC Holdings PLC	271,097	1,403,702
Imperial Brands PLC	10,267	211,119
Informa PLC	16,856	96,347
InterContinental Hotels Group PLC	2,079	100,129
Intertek Group PLC	1,814	74,427
J Sainsbury PLC	20,298	39,309
JD Sports Fashion PLC	29,029	31,981
Johnson Matthey PLC	2,088	42,155
Kingfisher PLC	22,992	55,968
Land Securities Group PLC, REIT	7,880	45,533
Legal & General Group PLC	67,714	161,632
Liberty Global PLC, Class A (B)	506	7,889
Liberty Global PLC, Class C (B)	1,031	17,012
Linde PLC	889	239,666
Lloyds Banking Group PLC	807,534	364,995
London Stock Exchange Group PLC	3,631	306,634
M&G PLC	29,664	54,645
Melrose Industries PLC	48,921	54,702
Mondi PLC	5,577	85,676
National Grid PLC	43,783	450,707
NatWest Group PLC	59,669	148,619
Next PLC	1,500	79,614
NMC Health PLC (B) (D) (E) (H)	77,617	0
Ocado Group PLC (B) (C)	6,578	34,136
Pearson PLC	7,708	73,608
Pentair PLC	284	11,539

Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Persimmon PLC	3,589	$ 49,084
Phoenix Group Holdings PLC	8,491	49,450
Prudential PLC	31,470	308,017
Reckitt Benckiser Group PLC	8,277	548,611
RELX PLC	21,818	533,139
Rentokil Initial PLC	20,991	111,262
Rio Tinto PLC	13,097	708,624
Rolls-Royce Holdings PLC (B)	93,811	71,845
Sage Group PLC	11,418	87,994
Schroders PLC	8,344	35,865
Segro PLC, REIT	13,445	112,183
Severn Trent PLC	3,020	78,948
Shell PLC	87,947	2,181,783
Smith & Nephew PLC	10,097	116,547
Smiths Group PLC	4,349	72,441
Spirax-Sarco Engineering PLC	831	95,526
SSE PLC	12,884	217,559
St. James’s Place PLC	6,097	69,434
Standard Chartered PLC	34,952	218,609
Taylor Wimpey PLC	40,928	39,853
Tesco PLC	88,617	203,382
Unilever PLC	28,921	1,270,784
United Utilities Group PLC	8,217	81,136
Vodafone Group PLC	307,162	343,776
Whitbread PLC	2,271	57,566
Willis Towers Watson PLC	205	41,193
WPP PLC	12,855	106,120

		21,542,306

United States - 6.5%
3M Co.	996	110,058
A.O. Smith Corp.	225	10,931
Abbott Laboratories	3,397	328,694
AbbVie, Inc.	3,401	456,448
ABIOMED, Inc. (B)	89	21,864
Activision Blizzard, Inc.	1,352	100,508
Adobe, Inc. (B)	824	226,765
Advance Auto Parts, Inc.	103	16,103
Advanced Micro Devices, Inc. (B)	2,850	180,576
AES Corp.	1,687	38,126
Affirm Holdings, Inc. (B) (C)	312	5,853
Aflac, Inc.	1,073	60,303
Agilent Technologies, Inc.	579	70,377
Air Products & Chemicals, Inc.	386	89,834
Airbnb, Inc., Class A (B)	586	61,553
Akamai Technologies, Inc. (B)	275	22,088
Albemarle Corp.	207	54,739
Alcoa Corp.	312	10,502
Alexandria Real Estate Equities, Inc., REIT	262	36,730
Align Technology, Inc. (B)	143	29,617
Alleghany Corp. (B)	24	20,145
Alliant Energy Corp.	630	33,384
Allstate Corp.	476	59,276
Ally Financial, Inc.	555	15,446
Alnylam Pharmaceuticals, Inc. (B)	232	46,437
Alphabet, Inc., Class A (B)	10,476	1,002,029
Alphabet, Inc., Class C (B)	9,895	951,404
Altria Group, Inc.	3,130	126,389
Amazon.com, Inc. (B)	15,622	1,765,286
AMC Entertainment Holdings, Inc., Class A (B) (C)	850	5,925
AMERCO	17	8,657
Ameren Corp.	649	52,277
American Electric Power Co., Inc.	1,276	110,310
American Express Co.	1,120	151,099
American Financial Group, Inc.	124	15,243

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Homes 4 Rent, Class A, REIT	543	$ 17,816
American International Group, Inc.	1,403	66,614
American Tower Corp., REIT	799	171,545
American Water Works Co., Inc.	459	59,743
Ameriprise Financial, Inc.	191	48,122
AmerisourceBergen Corp.	299	40,464
AMETEK, Inc.	400	45,364
Amgen, Inc.	1,067	240,502
Amphenol Corp., Class A	1,040	69,638
Analog Devices, Inc.	916	127,635
Annaly Capital Management, Inc., REIT	747	12,814
ANSYS, Inc. (B)	153	33,920
Aon PLC, Class A	370	99,112
APA Corp.	610	20,856
Apollo Global Management, Inc.	699	32,503
Apple, Inc.	28,385	3,922,807
Applied Materials, Inc.	1,543	126,418
AppLovin Corp., Class A (B) (C)	214	4,171
Aramark	398	12,418
Archer-Daniels-Midland Co.	1,160	93,322
Arista Networks, Inc. (B)	424	47,865
Arrow Electronics, Inc. (B)	118	10,878
Arthur J Gallagher & Co.	362	61,982
Assurant, Inc.	94	13,655
AT&T, Inc.	22,773	349,338
Atmos Energy Corp.	342	34,833
Autodesk, Inc. (B)	382	71,358
Automatic Data Processing, Inc.	729	164,893
AutoZone, Inc. (B)	35	74,968
Avalara, Inc. (B) (C)	152	13,954
AvalonBay Communities, Inc., REIT	241	44,390
Avantor, Inc. (B)	1,198	23,481
Avery Dennison Corp.	142	23,103
Baker Hughes Co.	1,689	35,401
Ball Corp.	543	26,238
Bank of America Corp.	73,366	2,215,653
Bank of New York Mellon Corp.	1,311	50,500
Bath & Body Works, Inc.	421	13,725
Bausch Health Cos., Inc. (B) (C)	3,223	22,259
Baxter International, Inc.	973	52,406
Becton Dickinson & Co.	547	121,888
Bentley Systems, Inc., Class B (C)	331	10,125
Berkshire Hathaway, Inc., Class B (B)	2,212	590,648
Best Buy Co., Inc.	356	22,549
Bill.com Holdings, Inc. (B)	167	22,106
Bio-Rad Laboratories, Inc., Class A (B)	44	18,354
Bio-Techne Corp.	78	22,152
Biogen, Inc. (B)	286	76,362
BioMarin Pharmaceutical, Inc. (B)	359	30,432
Black Knight, Inc. (B)	268	17,348
BlackRock, Inc.	262	144,173
Blackstone, Inc.	1,227	102,700
Block, Inc. (B)	902	49,601
Boeing Co. (B)	949	114,905
Booking Holdings, Inc. (B)	70	115,025
Booz Allen Hamilton Holding Corp.	233	21,518
BorgWarner, Inc.	415	13,031
Boston Properties, Inc., REIT	256	19,192
Boston Scientific Corp. (B)	2,742	106,198
Bristol-Myers Squibb Co.	4,204	298,862
Broadcom, Inc.	718	318,799
Broadridge Financial Solutions, Inc., ADR	204	29,441
Brookfield Renewable Corp., Class A (C)	1,704	55,684
Brown & Brown, Inc.	416	25,160
Brown-Forman Corp., Class B	639	42,538
Bunge Ltd.	296	24,441
Burlington Stores, Inc. (B)	108	12,084

Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cable One, Inc.	9	$ 7,677
Cadence Design Systems, Inc. (B)	482	78,773
Caesars Entertainment, Inc. (B)	365	11,775
Camden Property Trust, REIT	169	20,187
Campbell Soup Co.	433	20,403
Capital One Financial Corp.	707	65,164
Cardinal Health, Inc.	529	35,274
Carlyle Group, Inc.	339	8,760
CarMax, Inc. (B)	269	17,759
Carnival Corp. (B) (C)	1,620	11,389
Carrier Global Corp.	1,487	52,878
Carvana Co. (B) (C)	147	2,984
Catalent, Inc. (B)	332	24,024
Caterpillar, Inc.	922	151,282
Cboe Global Markets, Inc.	185	21,713
CBRE Group, Inc., Class A (B)	582	39,291
CDW Corp.	232	36,211
Celanese Corp.	185	16,713
Centene Corp. (B)	1,134	88,237
CenterPoint Energy, Inc.	1,590	44,806
Ceridian HCM Holding, Inc. (B)	239	13,355
CF Industries Holdings, Inc.	357	34,361
CH Robinson Worldwide, Inc.	223	21,477
Charles River Laboratories International, Inc. (B)	99	19,483
Charles Schwab Corp.	2,479	178,166
Charter Communications, Inc., Class A (B)	209	63,400
Cheniere Energy, Inc.	388	64,373
Chevron Corp.	3,395	487,760
Chewy, Inc., Class A (B) (C)	152	4,669
Chipotle Mexican Grill, Inc. (B)	48	72,132
Church & Dwight Co., Inc.	500	35,720
Cigna Corp.	619	171,754
Cincinnati Financial Corp.	264	23,646
Cintas Corp.	163	63,275
Cisco Systems, Inc.	7,182	287,280
Citigroup, Inc.	19,382	807,648
Citizens Financial Group, Inc.	4,148	142,525
Citrix Systems, Inc.	219	22,776
Cleveland-Cliffs, Inc. (B)	890	11,988
Clorox Co.	253	32,483
Cloudflare, Inc., Class A (B)	439	24,281
CME Group, Inc.	617	109,289
CMS Energy Corp.	731	42,573
Coca-Cola Co.	8,467	474,321
Cognex Corp.	301	12,476
Cognizant Technology Solutions Corp., Class A	907	52,098
Coinbase Global, Inc., Class A (B)	206	13,285
Colgate-Palmolive Co.	1,640	115,210
Comcast Corp., Class A	7,885	231,267
Comerica, Inc.	776	55,174
Conagra Brands, Inc.	983	32,075
ConocoPhillips	2,282	233,540
Consolidated Edison, Inc.	895	76,755
Constellation Brands, Inc., Class A	338	77,632
Constellation Energy Corp.	828	68,881
Cooper Cos., Inc.	95	25,070
Copart, Inc. (B)	368	39,155
Corning, Inc.	1,385	40,193
Corteva, Inc.	1,252	71,552
CoStar Group, Inc. (B)	687	47,850
Costco Wholesale Corp.	902	425,988
Coterra Energy, Inc.	1,386	36,202
Coupa Software, Inc. (B)	132	7,762
Crowdstrike Holdings, Inc., Class A (B)	347	57,189
Crown Castle, Inc., REIT	757	109,424

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Crown Holdings, Inc.	213	$ 17,259
CSX Corp.	3,782	100,752
Cummins, Inc.	245	49,860
CVS Health Corp.	2,533	241,572
D.R. Horton, Inc.	582	39,198
Danaher Corp.	1,320	340,943
Darden Restaurants, Inc.	218	27,538
Datadog, Inc., Class A (B)	399	35,423
DaVita, Inc. (B)	111	9,187
Deere & Co.	498	166,277
Dell Technologies, Inc., Class C	500	17,085
Delta Air Lines, Inc. (B)	274	7,688
DENTSPLY SIRONA, Inc.	430	12,191
Devon Energy Corp.	1,101	66,203
Dexcom, Inc. (B)	759	61,130
Diamondback Energy, Inc.	299	36,018
Digital Realty Trust, Inc., REIT	488	48,400
Discover Financial Services	486	44,187
DISH Network Corp., Class A (B)	443	6,127
DocuSign, Inc. (B)	349	18,661
Dollar General Corp.	396	94,985
Dollar Tree, Inc. (B)	386	52,535
Dominion Energy, Inc.	2,035	140,639
Domino’s Pizza, Inc.	63	19,543
DoorDash, Inc., Class A (B)	343	16,961
Dover Corp.	248	28,912
Dow, Inc.	1,257	55,220
Dropbox, Inc., Class A (B)	507	10,505
DTE Energy Co.	491	56,490
Duke Energy Corp.	1,935	179,994
Duke Realty Corp., REIT	665	32,053
DuPont de Nemours, Inc.	886	44,654
Dynatrace, Inc. (B)	353	12,288
East West Bancorp, Inc.	734	49,281
Eastman Chemical Co.	222	15,773
Eaton Corp. PLC	690	92,018
eBay, Inc.	995	36,626
Ecolab, Inc.	447	64,556
Edison International	960	54,317
Edwards Lifesciences Corp. (B)	1,224	101,139
Elanco Animal Health, Inc. (B)	835	10,362
Electronic Arts, Inc.	475	54,962
Elevance Health, Inc.	466	211,676
Eli Lilly & Co.	1,573	508,630
Emerson Electric Co.	1,019	74,611
Enphase Energy, Inc. (B)	239	66,315
Entegris, Inc.	257	21,336
Entergy Corp.	514	51,724
EOG Resources, Inc.	1,021	114,076
EPAM Systems, Inc. (B)	99	35,857
EQT Corp.	568	23,146
Equifax, Inc.	216	37,029
Equinix, Inc., REIT	158	89,877
Equitable Holdings, Inc.	658	17,338
Equity LifeStyle Properties, Inc., REIT	306	19,229
Equity Residential, REIT	617	41,475
Erie Indemnity Co., Class A	44	9,782
Essential Utilities, Inc.	610	25,242
Essex Property Trust, Inc., REIT	112	27,130
Estee Lauder Cos., Inc., Class A	480	103,632
Etsy, Inc. (B)	212	21,228
Evergy, Inc.	581	34,511
Eversource Energy	868	67,669
Exact Sciences Corp. (B)	356	11,566
Exelon Corp.	2,472	92,601
Expedia Group, Inc. (B)	253	23,704

Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Expeditors International of Washington, Inc.	294	$ 25,963
Extra Space Storage, Inc., REIT	234	40,414
Exxon Mobil Corp.	7,421	647,928
F5, Inc. (B)	106	15,341
FactSet Research Systems, Inc.	65	26,007
Fair Isaac Corp. (B)	45	18,540
Fastenal Co.	995	45,810
FedEx Corp.	426	63,248
Fidelity National Financial, Inc.	466	16,869
Fidelity National Information Services, Inc.	1,055	79,726
Fifth Third Bancorp	6,110	195,276
First Citizens BancShares, Inc., Class A	63	50,238
First Republic Bank	1,586	207,052
FirstEnergy Corp.	1,375	50,875
Fiserv, Inc. (B)	1,072	100,307
FleetCor Technologies, Inc. (B)	132	23,254
FMC Corp.	214	22,620
Ford Motor Co.	6,729	75,365
Fortinet, Inc. (B)	1,208	59,349
Fortive Corp.	588	34,280
Fortune Brands Home & Security, Inc.	229	12,295
Fox Corp., Class A	545	16,721
Fox Corp., Class B	256	7,296
Franklin Resources, Inc.	522	11,233
Freeport-McMoRan, Inc.	2,459	67,204
Gartner, Inc. (B)	142	39,290
Generac Holdings, Inc. (B)	113	20,130
General Dynamics Corp.	410	86,990
General Electric Co.	1,883	116,577
General Mills, Inc.	1,237	94,767
General Motors Co.	2,405	77,176
Genuine Parts Co.	246	36,733
Gilead Sciences, Inc.	2,422	149,413
Global Payments, Inc.	489	52,836
Globe Life, Inc.	163	16,251
GoDaddy, Inc., Class A (B)	287	20,343
Goldman Sachs Group, Inc.	588	172,313
Guidewire Software, Inc. (B)	139	8,560
Halliburton Co.	1,590	39,146
Hartford Financial Services Group, Inc.	569	35,244
Hasbro, Inc.	225	15,170
HCA Healthcare, Inc.	476	87,484
Healthcare Realty Trust, Inc., REIT	665	13,865
Healthpeak Properties, Inc., REIT	932	21,361
HEICO Corp.	75	10,799
HEICO Corp., Class A	126	14,442
Henry Schein, Inc. (B)	268	17,626
Hershey Co.	300	66,141
Hess Corp.	489	53,296
Hewlett Packard Enterprise Co.	2,241	26,847
Hilton Worldwide Holdings, Inc.	479	57,777
Hologic, Inc. (B)	487	31,421
Home Depot, Inc.	1,730	477,376
Honeywell International, Inc.	1,183	197,526
Horizon Therapeutics PLC (B)	419	25,932
Hormel Foods Corp.	617	28,036
Host Hotels & Resorts, Inc., REIT	1,226	19,469
Howmet Aerospace, Inc.	656	20,290
HP, Inc.	1,816	45,255
HubSpot, Inc. (B)	81	21,880
Humana, Inc.	247	119,842
Huntington Bancshares, Inc.	9,965	131,339
Huntington Ingalls Industries, Inc.	69	15,284
IAC, Inc. (B)	136	7,532
IDEX Corp.	131	26,180
IDEXX Laboratories, Inc. (B)	165	53,757

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Illinois Tool Works, Inc.	535	$ 96,648
Illumina, Inc. (B)	311	59,336
Incyte Corp. (B)	363	24,190
Ingersoll Rand, Inc.	702	30,369
Insulet Corp. (B)	134	30,740
Intel Corp.	7,058	181,885
Intercontinental Exchange, Inc.	962	86,917
International Business Machines Corp.	1,542	183,205
International Flavors & Fragrances, Inc.	442	40,147
International Paper Co.	614	19,464
Interpublic Group of Cos., Inc.	680	17,408
Intuit, Inc.	467	180,878
Intuitive Surgical, Inc. (B)	700	131,208
Invesco Ltd.	596	8,165
Invitation Homes, Inc., REIT	1,049	35,425
IQVIA Holdings, Inc. (B)	374	67,746
Iron Mountain, Inc., REIT	506	22,249
J.M. Smucker Co.	222	30,505
Jack Henry & Associates, Inc.	126	22,966
Jacobs Solutions, Inc.	224	24,302
JB Hunt Transport Services, Inc.	145	22,681
Johnson & Johnson	5,024	820,721
Johnson Controls International PLC	1,212	59,655
JPMorgan Chase & Co.	28,284	2,955,678
Juniper Networks, Inc.	559	14,601
Kellogg Co.	528	36,780
Keurig Dr. Pepper, Inc.	1,610	57,670
KeyCorp	8,407	134,680
Keysight Technologies, Inc. (B)	318	50,040
Kimberly-Clark Corp.	694	78,103
Kimco Realty Corp., REIT	1,062	19,551
Kinder Morgan, Inc.	3,520	58,573
KKR & Co., Inc.	966	41,538
KLA Corp.	263	79,592
Knight-Swift Transportation Holdings, Inc.	270	13,211
Kraft Heinz Co.	1,518	50,625
Kroger Co.	1,406	61,512
L3 Harris Technologies, Inc.	335	69,623
Laboratory Corp. of America Holdings	180	36,866
Lam Research Corp.	243	88,938
Las Vegas Sands Corp. (B)	603	22,625
Lear Corp.	103	12,328
Leidos Holdings, Inc.	232	20,293
Lennar Corp., Class A	451	33,622
Lennox International, Inc.	58	12,915
Liberty Broadband Corp., Class C (B)	235	17,343
Liberty Media Corp. - Liberty Formula One, Class C (B)	335	19,597
Liberty Media Corp. - Liberty SiriusXM, Class A (B)	131	4,987
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	289	10,898
Lincoln National Corp.	281	12,339
Live Nation Entertainment, Inc. (B)	290	22,052
LKQ Corp.	469	22,113
Lockheed Martin Corp.	423	163,401
Loews Corp.	365	18,192
Lowe’s Cos., Inc.	1,118	209,972
LPL Financial Holdings, Inc.	137	29,932
Lucid Group, Inc. (B) (C)	710	9,919
Lumen Technologies, Inc.	2,936	21,374
Lyft, Inc., Class A (B)	523	6,888
LyondellBasell Industries NV, Class A	451	33,951
M&T Bank Corp.	1,568	276,470
Marathon Oil Corp.	1,282	28,948
Marathon Petroleum Corp.	972	96,549
Markel Corp. (B)	23	24,937

Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
MarketAxess Holdings, Inc.	66	$ 14,684
Marriott International, Inc., Class A	474	66,426
Marsh & McLennan Cos., Inc.	873	130,330
Martin Marietta Materials, Inc.	107	34,464
Marvell Technology, Inc.	1,485	63,721
Masco Corp.	412	19,236
Masimo Corp. (B)	96	13,551
Mastercard, Inc., Class A	1,526	433,903
Match Group, Inc. (B)	506	24,161
McCormick & Co., Inc.	514	36,633
McDonald’s Corp.	1,288	297,193
McKesson Corp.	287	97,543
Medical Properties Trust, Inc., REIT	1,037	12,299
Merck & Co., Inc.	4,868	419,232
Meta Platforms, Inc., Class A (B)	4,025	546,112
MetLife, Inc.	1,211	73,605
Mettler-Toledo International, Inc. (B)	44	47,701
MGM Resorts International	600	17,832
Microchip Technology, Inc.	963	58,772
Micron Technology, Inc.	1,959	98,146
Microsoft Corp.	12,394	2,886,563
Mid-America Apartment Communities, Inc., REIT	199	30,859
Moderna, Inc. (B)	690	81,592
Mohawk Industries, Inc. (B)	89	8,116
Molina Healthcare, Inc. (B)	113	37,272
Molson Coors Beverage Co., Class B	373	17,900
Mondelez International, Inc., Class A	2,846	156,046
MongoDB, Inc. (B)	117	23,232
Monolithic Power Systems, Inc.	77	27,982
Monster Beverage Corp. (B)	817	71,046
Moody’s Corp.	289	70,259
Mosaic Co.	626	30,255
Motorola Solutions, Inc.	291	65,175
MSCI, Inc.	142	59,894
Nasdaq, Inc.	603	34,178
NetApp, Inc.	384	23,750
Netflix, Inc. (B)	774	182,231
Neurocrine Biosciences, Inc. (B)	184	19,543
Newell Brands, Inc.	690	9,584
Newmont Corp.	1,387	58,296
News Corp., Class A	655	9,897
NextEra Energy, Inc.	4,980	390,482
NIKE, Inc., Class B	2,185	181,617
NiSource, Inc.	1,019	25,669
Nordson Corp.	91	19,317
Norfolk Southern Corp.	415	87,005
Northern Trust Corp.	342	29,262
Northrop Grumman Corp.	259	121,813
NortonLifeLock, Inc.	1,013	20,402
NRG Energy, Inc.	607	23,230
Nucor Corp.	463	49,536
NVIDIA Corp.	4,348	527,804
NVR, Inc. (B)	5	19,935
O’Reilly Automotive, Inc. (B)	115	80,885
Oak Street Health, Inc. (B) (C)	159	3,899
Occidental Petroleum Corp.	1,636	100,532
Okta, Inc. (B)	259	14,729
Old Dominion Freight Line, Inc.	170	42,291
Omnicom Group, Inc.	357	22,523
ON Semiconductor Corp. (B)	751	46,810
ONEOK, Inc.	779	39,916
Oracle Corp.	2,773	169,347
Otis Worldwide Corp.	739	47,148
Owens Corning	169	13,285
PACCAR, Inc.	600	50,214
Packaging Corp. of America	160	17,966

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Palantir Technologies, Inc., Class A (B)	2,891	$ 23,504
Palo Alto Networks, Inc. (B)	516	84,516
Paramount Global, Class B	1,030	19,611
Parker-Hannifin Corp.	223	54,035
Paychex, Inc.	565	63,399
Paycom Software, Inc. (B)	89	29,369
PayPal Holdings, Inc. (B)	1,900	163,533
Peloton Interactive, Inc., Class A (B) (C)	486	3,368
PepsiCo, Inc.	2,853	465,781
PerkinElmer, Inc.	246	29,601
Pfizer, Inc.	10,813	473,177
PG&E Corp. (B)	3,775	47,187
Philip Morris International, Inc.	2,684	222,799
Phillips 66	832	67,159
Pinterest, Inc., Class A (B)	994	23,160
Pioneer Natural Resources Co.	404	87,478
Plug Power, Inc. (B) (C)	911	19,140
PNC Financial Services Group, Inc.	3,934	587,818
Pool Corp.	69	21,956
PPG Industries, Inc.	407	45,051
PPL Corp.	1,849	46,872
Principal Financial Group, Inc.	456	32,900
Procter & Gamble Co.	4,925	621,781
Progressive Corp.	1,012	117,605
Prologis, Inc., REIT	1,287	130,759
Prudential Financial, Inc.	650	55,757
PTC, Inc. (B)	194	20,292
Public Service Enterprise Group, Inc.	1,268	71,300
Public Storage, REIT	276	80,816
PulteGroup, Inc.	427	16,012
Qorvo, Inc. (B)	189	15,008
QUALCOMM, Inc.	1,970	222,571
Quanta Services, Inc.	250	31,847
Quest Diagnostics, Inc.	230	28,219
Raymond James Financial, Inc.	336	33,204
Raytheon Technologies Corp.	2,618	214,309
Realty Income Corp., REIT	1,038	60,412
Regency Centers Corp., REIT	265	14,270
Regeneron Pharmaceuticals, Inc. (B)	205	141,218
Regions Financial Corp.	8,252	165,618
Republic Services, Inc.	381	51,831
ResMed, Inc.	282	61,561
RingCentral, Inc., Class A (B)	145	5,794
Rivian Automotive, Inc., Class A (B) (C)	302	9,939
Robert Half International, Inc.	191	14,612
ROBLOX Corp., Class A (B)	625	22,400
Rockwell Automation, Inc.	200	43,022
Roku, Inc. (B)	204	11,506
Rollins, Inc.	378	13,109
Roper Technologies, Inc.	184	66,174
Ross Stores, Inc.	590	49,719
Royal Caribbean Cruises Ltd. (B)	383	14,516
Royalty Pharma PLC, Class A	665	26,720
RPM International, Inc.	223	18,578
S&P Global, Inc.	618	188,706
Salesforce, Inc. (B)	1,720	247,405
SBA Communications Corp., REIT	193	54,937
Schlumberger NV	2,481	89,068
Seagate Technology Holdings PLC	362	19,269
Seagen, Inc. (B)	261	35,713
Sealed Air Corp.	255	11,350
SEI Investments Co.	230	11,282
Sempra Energy	793	118,902
Sensata Technologies Holding PLC	273	10,177
ServiceNow, Inc. (B)	351	132,541
Sherwin-Williams Co.	428	87,633
Signature Bank	517	78,067

Transamerica Series Trust	Page 10

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Simon Property Group, Inc., REIT	562	$ 50,439
Sirius XM Holdings, Inc. (C)	1,390	7,937
Skyworks Solutions, Inc.	287	24,472
Snap, Inc., Class A (B)	1,839	18,059
Snap-on, Inc.	91	18,323
Snowflake, Inc., Class A (B)	381	64,755
Southern Co.	2,669	181,492
Southwest Airlines Co. (B)	255	7,864
Splunk, Inc. (B)	278	20,906
SS&C Technologies Holdings, Inc.	403	19,243
Stanley Black & Decker, Inc.	278	20,908
Starbucks Corp.	1,986	167,340
State Street Corp.	632	38,432
Steel Dynamics, Inc.	327	23,201
STERIS PLC	194	32,258
Stryker Corp.	654	132,461
Sun Communities, Inc., REIT	200	27,066
SVB Financial Group (B)	520	174,606
Synchrony Financial	896	25,258
Synopsys, Inc. (B)	269	82,182
Sysco Corp.	1,046	73,963
T-Mobile US, Inc. (B)	2,007	269,279
T. Rowe Price Group, Inc.	394	41,374
Take-Two Interactive Software, Inc. (B)	261	28,449
Targa Resources Corp.	378	22,809
Target Corp.	792	117,525
Teladoc Health, Inc. (B) (C)	316	8,011
Teledyne Technologies, Inc. (B)	81	27,335
Teleflex, Inc.	91	18,333
Teradyne, Inc.	283	21,267
Tesla, Inc. (B)	4,581	1,215,110
Texas Instruments, Inc.	1,614	249,815
Textron, Inc.	376	21,906
Thermo Fisher Scientific, Inc.	758	384,450
TJX Cos., Inc.	2,008	124,737
Tractor Supply Co.	189	35,131
Trade Desk, Inc., Class A (B)	779	46,545
Tradeweb Markets, Inc., Class A	187	10,551
TransDigm Group, Inc.	91	47,759
TransUnion	333	19,810
Travelers Cos., Inc.	417	63,884
Trimble, Inc. (B)	435	23,607
Truist Financial Corp.	12,157	529,316
Twilio, Inc., Class A (B)	300	20,742
Twitter, Inc. (B)	1,384	60,675
Tyler Technologies, Inc. (B)	72	25,020
Tyson Foods, Inc., Class A	606	39,954
Uber Technologies, Inc. (B)	2,563	67,919
UDR, Inc., REIT	548	22,857
UGI Corp.	529	17,103
Ulta Beauty, Inc. (B)	92	36,909
Union Pacific Corp.	1,091	212,549
United Parcel Service, Inc., Class B	1,265	204,348
United Rentals, Inc. (B)	124	33,495
UnitedHealth Group, Inc.	1,811	914,627
Unity Software, Inc. (B) (C)	332	10,578
Universal Health Services, Inc., Class B	133	11,728
Upstart Holdings, Inc. (B) (C)	103	2,141
US Bancorp	13,379	539,441
Vail Resorts, Inc.	69	14,879
Valero Energy Corp.	701	74,902
Veeva Systems, Inc., Class A (B)	267	44,023
Ventas, Inc., REIT	697	27,998
VeriSign, Inc. (B)	172	29,876
Verisk Analytics, Inc.	281	47,919
Verizon Communications, Inc.	7,243	275,017
Vertex Pharmaceuticals, Inc. (B)	493	142,743

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
VF Corp.	561	$ 16,780
Viatris, Inc.	2,340	19,937
VICI Properties, Inc., REIT	1,676	50,029
Visa, Inc., Class A	2,883	512,165
Vistra Corp.	1,104	23,184
VMware, Inc., Class A (B)	363	38,645
Vornado Realty Trust, REIT	279	6,462
Vulcan Materials Co.	229	36,116
W.R. Berkley Corp.	369	23,830
Walgreens Boots Alliance, Inc.	1,503	47,194
Walmart, Inc.	3,012	390,656
Walt Disney Co. (B)	3,115	293,838
Warner Bros Discovery, Inc. (B)	3,713	42,699
Waste Connections, Inc.	441	59,592
Waste Management, Inc.	711	113,909
Waters Corp. (B)	117	31,535
Wayfair, Inc., Class A (B) (C)	119	3,873
Webster Financial Corp.	643	29,064
WEC Energy Group, Inc.	794	71,007
Wells Fargo & Co.	36,540	1,469,639
Welltower, Inc., REIT	788	50,684
West Pharmaceutical Services, Inc.	146	35,928
Western Digital Corp. (B)	544	17,707
Western Union Co.	683	9,221
Westinghouse Air Brake Technologies Corp.	304	24,730
Westlake Corp.	66	5,734
WestRock Co.	450	13,901
Weyerhaeuser Co., REIT	1,287	36,757
Whirlpool Corp.	98	13,211
Williams Cos., Inc.	2,064	59,092
Workday, Inc., Class A (B)	344	52,364
WP Carey, Inc., REIT	331	23,104
WW Grainger, Inc.	79	38,646
Wynn Resorts Ltd. (B) (C)	191	12,039
Xcel Energy, Inc.	1,373	87,872
Xylem, Inc.	312	27,256
Yum! Brands, Inc.	499	53,064
Zebra Technologies Corp., Class A (B)	93	24,367
Zendesk, Inc. (B)	212	16,133
Zillow Group, Inc., Class C (B) (C)	290	8,297
Zimmer Biomet Holdings, Inc.	404	42,238
Zions Bancorp NA	877	44,604
Zoetis, Inc.	922	136,723
Zoom Video Communications, Inc., Class A (B)	391	28,774
ZoomInfo Technologies, Inc. (B)	450	18,747
Zscaler, Inc. (B)	149	24,491

		65,372,831

Total Common Stocks (Cost $226,723,168)		214,533,439

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG, 8.79% (I)	674	43,768
Henkel AG & Co. KGaA, 3.04% (I)	2,113	125,485
Porsche Automobil Holding SE, 4.42% (I)	1,795	101,136

Transamerica Series Trust	Page 11

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Sartorius AG,
0.36% (I)	282	$ 97,545
Volkswagen AG,
6.01% (I)	2,151	262,835

		630,769

United States - 0.0% (A)
AMC Entertainment Holdings, Inc.,
4.63% (I)	850	2,303

Total Preferred Stocks (Cost $937,719)		633,072

RIGHT - 0.0% (A)
Sweden - 0.0% (A)
Securitas AB, (B) (C) Exercise Price SEK 46, Expiration Date 10/11/2022	14,596	6,090

Total Right (Cost $6,980)		6,090

	Principal	Value
ASSET-BACKED SECURITIES - 0.4%
Cayman Islands - 0.1%
HGI CRE CLO Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.00%, 3.94% (J), 09/17/2036 (G)	$ 1,300,000	1,253,321

United States - 0.3%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C,
3.88%, 04/13/2026 (G)	492,508	490,496
American Homes 4 Rent Trust
Series 2014-SFR3, Class C,
4.60%, 12/17/2036 (G)	225,000	218,862
Exeter Automobile Receivables Trust
Series 2018-2A, Class D,
4.04%, 03/15/2024 (G)	195,384	195,103
Flagship Credit Auto Trust
Series 2020-2, Class C,
3.80%, 04/15/2026 (G)	500,000	497,105
Navient Private Education Loan Trust
Series 2014-AA, Class A3,
1-Month LIBOR + 1.60%, 4.42% (J), 10/15/2031 (G)	421,000	419,622
SLM Private Education Loan Trust
Series 2010-C, Class A5,
1-Month LIBOR + 4.75%, 7.57% (J), 10/15/2041 (G)	1,016,279	1,095,429
SMB Private Education Loan Trust
Series 2019-A, Class A2A,
3.44%, 07/15/2036 (G)	172,973	164,880

		3,081,497

Total Asset-Backed Securities (Cost $4,366,547)		4,334,818

	Principal	Value
CONVERTIBLE BONDS - 0.0% (A)
India - 0.0% (A)
REI Agro Ltd.
5.50%, 11/13/2014 (B) (G) (K)	$ 697,000	$ 5,778
5.50%, 11/13/2014 (B) (F) (K) (L)	259,000	2,147

		7,925

Netherlands - 0.0% (A)
Bio City Development Co. BV
8.00%, 07/06/2021 (B) (D) (E) (F) (K)	2,400,000	225,120

Total Convertible Bonds (Cost $2,277,010)		233,045

CORPORATE DEBT SECURITIES - 12.2%
Australia - 0.7%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (J), 11/25/2035 (G)	2,025,000	1,469,415
Commonwealth Bank of Australia
Fixed until 10/03/2024, 1.94% (J), 10/03/2029 (L)	EUR 1,000,000	919,895
National Australia Bank Ltd.
0.63%, 08/30/2023 (L)	450,000	432,572
NBN Co. Ltd.
2.63%, 05/05/2031 (G)	$ 1,425,000	1,133,436
Quintis Australia Pty Ltd.
PIK Rate 0.00%, Cash Rate 12.00%, 10/01/2028 (D) (E) (G) (M)	3,336,317	1,418,936
PIK Rate 8.00%, Cash Rate 7.50%, 10/01/2026 (D) (E) (G) (M)	237,012	209,021
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/2025 (L)	EUR 1,050,000	981,778
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (J), 11/15/2035	$ 1,250,000	918,809

		7,483,862

Bermuda - 0.1%
Ooredoo International Finance Ltd.
2.63%, 04/08/2031 (G)	610,000	503,860

Canada - 0.3%
Enbridge, Inc.
2.50%, 01/15/2025	1,775,000	1,666,724
Rogers Communications, Inc.
3.80%, 03/15/2032 (G)	1,450,000	1,248,117

		2,914,841

Cayman Islands - 0.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/2031 (C)	950,000	730,774

Colombia - 0.2%
Ecopetrol SA
5.88%, 09/18/2023	2,150,000	2,133,423

Transamerica Series Trust	Page 12

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France - 0.9%
AXA SA
Fixed until 05/28/2029, 3.25% (J), 05/28/2049 (L)	EUR 1,500,000	$ 1,275,644
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (C) (L)	1,000,000	908,107
1.25%, 12/05/2025 (L)	GBP 1,500,000	1,433,064
BNP Paribas SA
1.13%, 06/11/2026 (L)	EUR 1,000,000	880,124
BPCE SA
5.15%, 07/21/2024 (G)	$ 1,800,000	1,755,401
Orange SA
Fixed until 10/01/2026 (N), 5.00% (J) (L)	EUR 1,360,000	1,311,401
TotalEnergies SE
Fixed until 05/05/2023 (N), 2.71% (J) (L)	1,570,000	1,507,905

		9,071,646

Germany - 0.3%
Deutsche Bank AG
0.96%, 11/08/2023	$ 1,050,000	999,147
Fixed until 09/18/2023, 2.22% (J), 09/18/2024	750,000	714,998
Kreditanstalt fuer Wiederaufbau
1.13%, 09/15/2032 (L)	EUR 2,070,000	1,726,918

		3,441,063

India - 0.0% (A)
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/2032 (G)	$ 475,000	386,341

Indonesia - 0.1%
Pertamina Persero PT
6.50%, 11/07/2048 (C) (L)	1,250,000	1,147,975
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/2050 (L)	410,000	246,615

		1,394,590

Ireland - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	1,225,000	1,033,827
GE Capital International Funding Unlimited Co.
4.42%, 11/15/2035	851,000	763,845

		1,797,672

Italy - 0.1%
Assicurazioni Generali SpA
Fixed until 10/27/2027, 5.50% (J), 10/27/2047 (L)	EUR 1,200,000	1,125,666

Japan - 0.2%
NTT Finance Corp.
1.59%, 04/03/2028 (C) (G)	$ 2,275,000	1,878,312

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (G)	1,575,000	1,217,344

Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (L)	EUR 1,000,000	793,821
Medtronic Global Holdings SCA
1.13%, 03/07/2027	840,000	746,578

		1,540,399

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Malaysia - 0.2%
Petronas Capital Ltd.
3.50%, 03/18/2025 (L)	$ 2,150,000	$ 2,091,559

Netherlands - 0.4%
Akelius Residential Property Financing BV
1.13%, 01/11/2029 (L)	EUR 1,000,000	754,942
ASR Nederland NV
Fixed until 09/30/2024 (N), 5.00% (J) (L)	1,470,000	1,390,654
Shell International Finance BV
3.25%, 05/11/2025	$ 675,000	648,372
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	EUR 100,000	61,608
Upjohn Finance BV
1.91%, 06/23/2032 (L)	1,400,000	970,712

		3,826,288

Republic of Korea - 0.2%
Korea Southern Power Co. Ltd.
0.75%, 01/27/2026 (G)	$ 2,190,000	1,917,901

Singapore - 0.1%
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/2026 (L)	1,400,000	1,302,532

Spain - 0.4%
Banco Santander SA
3.13%, 01/19/2027 (L)	EUR 1,400,000	1,260,101
5.18%, 11/19/2025	$ 1,600,000	1,541,887
CaixaBank SA
0.75%, 04/18/2023 (L)	EUR 1,600,000	1,555,642

		4,357,630

Switzerland - 0.1%
UBS Group AG
4.13%, 09/24/2025 (G)	$ 1,090,000	1,040,978

United Kingdom - 0.7%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (J), 11/13/2026 (L)	GBP 1,514,000	1,448,441
Fixed until 05/22/2029, 3.97% (J), 05/22/2030	$ 2,000,000	1,691,476
Lloyds Banking Group PLC
2.25%, 10/16/2024 (L)	GBP 1,520,000	1,558,580
NGG Finance PLC
Fixed until 06/18/2025, 5.63% (J), 06/18/2073 (L)	1,360,000	1,343,485
Western Power Distribution West Midlands PLC
5.75%, 04/16/2032 (L)	750,000	786,822

		6,828,804

United States - 6.6%
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	$ 1,150,000	888,160
Altria Group, Inc.
2.45%, 02/04/2032	1,525,000	1,080,462
American Express Co.
2.55%, 03/04/2027	825,000	735,097
American Tower Corp.
1.60%, 04/15/2026	1,050,000	916,073
Aon Corp.
2.80%, 05/15/2030	750,000	620,270
Apple, Inc.
2.65%, 05/11/2050	425,000	278,986
3.95%, 08/08/2052	200,000	167,040

Transamerica Series Trust	Page 13

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	$ 1,388,235
2.90%, 12/04/2026	GBP 1,200,000	1,156,819
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (J), 06/19/2026	$ 2,475,000	2,197,132
Fixed until 04/22/2031, 2.69% (J), 04/22/2032	600,000	467,360
Fixed until 04/24/2027, 3.71% (J), 04/24/2028	525,000	477,931
Fixed until 03/08/2032, 3.85% (J), 03/08/2037	375,000	302,475
4.00%, 01/22/2025	1,609,000	1,557,541
4.13%, 01/22/2024	1,286,000	1,274,396
BAT Capital Corp.
3.56%, 08/15/2027	1,675,000	1,470,576
Boeing Co.
5.15%, 05/01/2030	1,050,000	970,082
BP Capital Markets America, Inc.
3.12%, 05/04/2026	1,350,000	1,262,538
Broadcom, Inc.
3.42%, 04/15/2033 (G)	1,275,000	972,609
Capital One Financial Corp.
3.30%, 10/30/2024	1,925,000	1,855,008
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	275,000	238,446
Celanese US Holdings LLC
6.17%, 07/15/2027	1,225,000	1,155,734
Charter Communications Operating LLC / Charter Communications Operating Capital
2.30%, 02/01/2032	375,000	267,654
2.80%, 04/01/2031	1,575,000	1,190,099
Chubb INA Holdings, Inc.
0.88%, 06/15/2027	EUR 1,000,000	858,910
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (J), 11/03/2032	$ 1,450,000	1,098,630
Fixed until 01/25/2032, 3.06% (J), 01/25/2033	925,000	728,131
5.50%, 09/13/2025	1,550,000	1,545,194
Comcast Corp.
3.70%, 04/15/2024	2,125,000	2,089,037
4.00%, 03/01/2048	275,000	210,272
Crown Castle, Inc.
3.30%, 07/01/2030	1,375,000	1,150,859
Deere & Co.
3.10%, 04/15/2030	550,000	489,220
Energy Transfer LP
2.90%, 05/15/2025	825,000	767,484
4.05%, 03/15/2025	324,000	310,726
Enterprise Products Operating LLC
3.35%, 03/15/2023 (C)	954,000	947,303
3.90%, 02/15/2024	228,000	223,943
General Motors Financial Co., Inc.
4.30%, 07/13/2025	1,675,000	1,606,548
Georgia-Pacific LLC
2.30%, 04/30/2030 (G)	2,300,000	1,888,012
Global Payments, Inc.
4.95%, 08/15/2027	1,325,000	1,262,519
Goldman Sachs Group, Inc.
Fixed until 04/22/2031, 2.62% (J), 04/22/2032	225,000	174,624
Intel Corp.
4.90%, 08/05/2052	325,000	286,893

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 01/15/2027 (G)	$ 1,000,000	$ 857,080
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (J), 02/17/2033 (L)	EUR 1,000,000	693,482
Fixed until 02/04/2031, 1.95% (J), 02/04/2032	$ 4,125,000	3,042,844
Fixed until 05/13/2030, 2.96% (J), 05/13/2031	1,125,000	890,666
Fixed until 07/25/2027, 4.85% (J), 07/25/2028	600,000	575,759
Level 3 Financing, Inc.
3.40%, 03/01/2027 (G)	1,700,000	1,423,750
Lowe’s Cos., Inc.
1.30%, 04/15/2028 (C)	700,000	565,376
McDonald’s Corp.
3.50%, 07/01/2027	1,095,000	1,023,085
Mercedes-Benz Finance North America LLC
0.75%, 03/01/2024 (G)	2,000,000	1,884,023
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/2029	2,525,000	2,119,785
NVIDIA Corp.
2.85%, 04/01/2030	450,000	385,524
ONEOK Partners LP
4.90%, 03/15/2025	742,000	729,624
ONEOK, Inc.
2.75%, 09/01/2024	435,000	413,466
PepsiCo, Inc.
2.63%, 04/28/2026	EUR 1,410,000	1,363,359
Prologis Finance LLC
1.88%, 01/05/2029	950,000	816,166
T-Mobile USA, Inc.
2.05%, 02/15/2028	$ 1,550,000	1,285,021
2.25%, 11/15/2031	1,250,000	941,581
Thermo Fisher Scientific, Inc.
1.88%, 10/01/2049	EUR 400,000	244,882
Union Pacific Corp.
4.95%, 09/09/2052	$ 1,425,000	1,333,288
Verizon Communications, Inc.
1.38%, 10/27/2026	EUR 530,000	480,621
2.36%, 03/15/2032	$ 375,000	287,418
3.40%, 03/22/2041	875,000	638,980
Vontier Corp.
2.40%, 04/01/2028	925,000	722,305
Walt Disney Co.
2.65%, 01/13/2031	775,000	638,227
3.80%, 03/22/2030	400,000	363,552
Warnermedia Holdings, Inc.
4.28%, 03/15/2032 (G)	1,025,000	843,089
5.05%, 03/15/2042 (G)	375,000	280,629
Wells Fargo & Co.
3.75%, 01/24/2024	679,000	668,536
Williams Cos., Inc.
3.70%, 01/15/2023	1,198,000	1,197,132
Xcel Energy, Inc.
2.60%, 12/01/2029	1,650,000	1,370,251

		66,608,529

Total Corporate Debt Securities (Cost $152,300,687)		123,594,014

Transamerica Series Trust	Page 14

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 30.9%
Australia - 1.6%
Australia Government Bonds
0.25%, 11/21/2025 (L)	AUD 9,950,000	$ 5,738,263
1.25%, 05/21/2032	7,000,000	3,534,404
2.50%, 05/21/2030 (L)	4,710,000	2,748,493
3.25%, 04/21/2025 (L)	7,240,000	4,599,213

		16,620,373

Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (L)	EUR 1,850,000	1,252,437

Belgium - 0.4%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (L)	1,030,000	750,204
1.90%, 06/22/2038 (L)	3,490,000	2,912,513

		3,662,717

Canada - 1.8%
Canada Government Bonds
1.25%, 06/01/2030	CAD 10,500,000	6,598,380
Province of British Columbia
2.20%, 06/18/2030	3,700,000	2,385,467
Province of Ontario
2.05%, 06/02/2030	3,930,000	2,502,417
2.30%, 06/15/2026 (C)	$ 2,690,000	2,474,932
Province of Quebec
Zero Coupon, 10/29/2030 (L)	EUR 2,540,000	1,924,738
1.90%, 09/01/2030	CAD 3,930,000	2,467,258

		18,353,192

China - 10.3%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 10,000,000	1,405,598
3.79%, 10/26/2030	9,000,000	1,342,743
China Development Bank
3.34%, 07/14/2025	10,000,000	1,445,524
3.70%, 10/20/2030	19,000,000	2,812,675
China Government Bonds
2.37%, 01/20/2027	48,000,000	6,721,791
2.76%, 05/15/2032	509,740,000	71,521,640
3.27%, 11/19/2030	84,900,000	12,445,149
3.53%, 10/18/2051	4,000,000	598,545
3.81%, 09/14/2050	28,000,000	4,352,375
Export-Import Bank of China
2.93%, 03/02/2025	10,000,000	1,428,446

		104,074,486

Colombia - 0.0% (A)
Colombia TES
Series B,
7.75%, 09/18/2030	COP 1,816,200,000	298,331

Czech Republic - 0.0% (A)
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 17,200,000	491,958

Denmark - 0.1%
Denmark Government Bonds
0.50%, 11/15/2029	DKK 6,540,000	751,619

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Finland - 0.1%
Finland Government Bonds
1.13%, 04/15/2034 (L)	EUR 900,000	$ 734,174

France - 1.9%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (L)	1,600,000	1,307,368
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (L)	18,260,000	15,072,487
1.50%, 05/25/2050 (L)	2,050,000	1,448,362
SNCF Reseau
1.88%, 03/30/2034 (L)	1,100,000	946,103

		18,774,320

Germany - 1.1%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 - 05/15/2036 (L)	4,920,000	3,971,017
0.25%, 02/15/2029 (L)	3,900,000	3,430,199
4.25%, 07/04/2039 (L)	3,010,000	3,778,120

		11,179,336

Greece - 2.7%
Hellenic Republic Government Bonds
0.75%, 06/18/2031 (L) (O)	38,604,000	27,089,115

Hungary - 0.0% (A)
Hungary Government Bonds
3.00%, 08/21/2030 (C)	HUF 90,180,000	133,690

Indonesia - 0.3%
Indonesia Government International Bonds
1.75%, 04/24/2025	EUR 780,000	724,702
Indonesia Treasury Bonds
8.25%, 05/15/2029	IDR 14,656,000,000	1,009,149
8.38%, 03/15/2034	12,964,000,000	903,202

		2,637,053

Ireland - 0.1%
Ireland Government Bonds
0.20%, 10/18/2030 (L)	EUR 1,210,000	989,136

Italy - 1.4%
Italy Buoni Poliennali del Tesoro
Zero Coupon, 08/01/2026 (L)	3,370,000	2,891,046
1.40%, 05/26/2025 (L)	716,590	701,269
1.75%, 07/01/2024 (L)	4,535,000	4,362,748
1.85%, 07/01/2025 (L)	1,800,000	1,696,702
2.45%, 09/01/2050 (L)	3,740,000	2,536,197
Republic of Italy Government International Bonds
0.88%, 05/06/2024	$ 2,080,000	1,930,323

		14,118,285

Japan - 4.3%
Japan Government Five Year Bonds
0.10%, 06/20/2024	JPY 573,000,000	3,969,627
Japan Government Ten Year Bonds
0.10%, 06/20/2026 - 06/20/2031	2,346,000,000	16,103,350
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	1,253,000,000	6,840,204
1.70%, 06/20/2033	891,000,000	7,003,581
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	1,001,000,000	6,360,323
0.60%, 06/20/2037	488,000,000	3,323,849

		43,600,934

Malaysia - 0.1%
Malaysia Government Bonds
3.89%, 08/15/2029	MYR 7,100,000	1,486,737

Transamerica Series Trust	Page 15

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.3%
Mexico Bonos
Series M,
8.50%, 05/31/2029	MXN 28,000,000	$ 1,309,540
Mexico Government International Bonds
4.50%, 04/22/2029 (C)	$ 1,400,000	1,294,968

		2,604,508

Netherlands - 0.4%
Nederlandse Waterschapsbank NV
1.00%, 05/28/2030 (G)	1,129,000	897,542
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (L)	EUR 2,820,000	2,319,681
2.75%, 01/15/2047 (L)	660,000	682,157

		3,899,380

Norway - 0.0% (A)
Norway Government Bonds
2.13%, 05/18/2032 (L)	NOK 2,230,000	185,204

Poland - 0.1%
Republic of Poland Government Bonds
0.25%, 10/25/2026	PLN 4,400,000	664,230

Republic of Korea - 0.7%
Export-Import Bank of Korea
0.63%, 02/09/2026	$ 1,710,000	1,504,390
Korea Development Bank
0.80%, 07/19/2026	2,440,000	2,116,724
Korea Electric Power Corp.
1.13%, 06/15/2025 (G)	2,650,000	2,387,758
Korea International Bonds
2.00%, 06/19/2024	1,260,000	1,207,924

		7,216,796

Russian Federation - 0.0% (A)
Russia Federal Bonds - OFZ
7.95% (P), 10/07/2026	RUB 29,000,000	151,744

Spain - 0.9%
Spain Government Bonds
Zero Coupon, 01/31/2028	EUR 1,860,000	1,576,930
0.70%, 04/30/2032 (L)	1,784,000	1,388,618
1.60%, 04/30/2025 (L)	5,190,000	5,002,717
2.70%, 10/31/2048 (L)	1,032,000	856,672
3.45%, 07/30/2066 (L)	340,000	312,470

		9,137,407

Supranational - 1.1%
Africa Finance Corp.
4.38%, 04/17/2026 (L)	$ 1,450,000	1,326,750
Asian Development Bank
2.13%, 05/19/2031	NZD 950,000	424,535
European Investment Bank
Zero Coupon, 01/14/2031 (L)	EUR 2,700,000	2,084,430
0.05%, 05/24/2024 (L)	2,620,000	2,473,439
International Bank for Reconstruction & Development
3-Month SOFR + 0.43%, 3.10% (J), 08/19/2027	$ 4,640,000	4,664,268

		10,973,422

Sweden - 0.1%
Sweden Government Bonds
0.75%, 05/12/2028	SEK 11,270,000	929,828

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates - 0.0% (A)
Abu Dhabi Government International Bonds
3.13%, 04/16/2030 (G)	$ 378,000	$ 341,617

United Kingdom - 1.0%
U.K. Gilt
0.38%, 10/22/2030 (L)	GBP 5,090,000	4,226,568
0.63%, 10/22/2050 (L)	1,910,000	981,022
1.63%, 10/22/2028 (L)	410,000	393,352
3.50%, 01/22/2045 (L)	3,000,000	3,127,903
4.25%, 09/07/2039 (L)	1,690,000	1,912,180

		10,641,025

Total Foreign Government Obligations (Cost $402,410,594)		312,993,054

LOAN ASSIGNMENTS - 0.0% (A)
United States - 0.0% (A)
Fieldwood Energy LLC
1st Lien Term Loan,
TBD, 04/11/2022 (B) (D) (K) (Q)	$ 249,657	134,815
2nd Lien Term Loan,
TBD, 04/11/2023 (B) (D) (K) (Q)	337,037	32,861

Total Loan Assignments (Cost $586,694)		167,676

MORTGAGE-BACKED SECURITIES - 1.9%
Ireland - 0.2%
Berg Finance DAC
Series 2021-1, Class A,
3-Month EURIBOR + 1.05%, 1.18% (J), 04/22/2033 (L)	EUR 289,678	276,623
Glenbeigh 2 Issuer DAC
Series 2021-2A, Class A,
3-Month EURIBOR + 0.75%, 1.87% (J), 06/24/2050 (G)	1,308,641	1,265,763

		1,542,386

United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C,
3-Month GBP LIBOR + 2.10%, 4.00% (J), 04/17/2044 (L)	GBP 1,328,442	1,394,024

United States - 1.6%
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A,
2.85%, 08/14/2034 (G)	$ 1,000,000	874,191
Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1,
3.00% (J), 01/25/2052 (G)	1,816,358	1,499,631
BX Trust
Series 2019-OC11, Class D,
4.08% (J), 12/09/2041 (G)	576,000	470,239
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (J), 03/25/2065 (G)	47,153	46,198

Transamerica Series Trust	Page 16

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6,
3.00% (J), 06/25/2052 (G)	$ 938,544	$ 774,886
Hundred Acre Wood Trust
Series 2021-INV3, Class A3,
2.50% (J), 10/25/2051 (G)	1,409,586	1,122,437
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-ACB, Class A,
1-Month SOFR + 1.40%, 3.69% (J), 03/15/2039 (G)	1,300,000	1,268,265
JPMorgan Mortgage Trust
Series 2021-INV6, Class A2,
3.00% (J), 04/25/2052 (G)	1,659,174	1,369,856
Series 2022-INV3, Class A3B,
3.00% (J), 09/25/2052 (G)	1,414,487	1,159,776
Series 2022-LTV1, Class A1,
3.25% (J), 07/25/2052 (G)	1,877,029	1,587,814
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1,
3.57%, 02/15/2036 (G)	719,752	668,799
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A3,
2.50% (J), 08/25/2051 (G)	1,344,204	1,056,513
MFA Trust
Series 2022-NQM2, Class A,
4.00% (J), 05/25/2067 (G)	1,024,065	953,915
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class LNC3,
4.91% (J), 12/15/2046 (G)	911,278	832,318
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (J), 02/25/2060 (G)	222,976	199,700
Olympic Tower Mortgage Trust
Series 2017-OT, Class A,
3.57%, 05/10/2039 (G)	1,400,000	1,243,652
PRMI Securitization Trust
Series 2021-1, Class A2,
2.50% (J), 04/25/2051 (G)	1,759,183	1,402,467

		16,530,657

Total Mortgage-Backed Securities (Cost $22,938,866)		19,467,067

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds,
Series A,
4.45%, 04/01/2122	1,130,000	901,960

Total Municipal Government Obligation (Cost $1,130,000)		901,960

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.5%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050	1,414,730	1,198,581
3.00%, 06/01/2050	774,714	680,038
Federal National Mortgage Association
3.50%, 01/01/2051	5,234,788	4,771,106
Uniform Mortgage-Backed Security
2.00%, TBA (R)	7,700,000	6,237,301
2.50%, TBA (R)	10,000,000	8,409,961

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security (continued)
3.00%, TBA (R)	$ 13,000,000	$ 11,321,172
4.00%, TBA (R)	8,000,000	7,425,000
4.50%, TBA (R)	2,800,000	2,667,875
5.00%, TBA (R)	3,000,000	2,925,966

Total U.S. Government Agency Obligations (Cost $48,729,060)		45,637,000

U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury - 5.1%
U.S. Treasury Bonds
1.13%, 05/15/2040	9,300,000	5,812,500
1.25%, 05/15/2050	3,400,000	1,903,601
2.38%, 11/15/2049	5,000,000	3,766,992
2.50%, 02/15/2045	12,490,000	9,533,871
2.75%, 08/15/2047	1,090,000	872,085
U.S. Treasury Notes
0.50%, 04/30/2027	10,320,000	8,783,287
0.88%, 11/15/2030	4,090,000	3,257,941
1.75%, 05/15/2023	6,550,000	6,456,867
2.13%, 05/15/2025 (C)	7,500,000	7,108,008
2.50%, 05/15/2024	4,300,000	4,177,719

		51,672,871

U.S. Treasury Inflation-Protected Securities - 0.3%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032 (O)	3,081,530	2,661,250
0.63%, 07/15/2032 (O)	488	443

		2,661,693

Total U.S. Government Obligations (Cost $67,745,118)		54,334,564

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills
3.84% (I), 03/16/2023	642,000	631,264

Total Short-Term U.S. Government Obligation (Cost $630,985)		631,264

	Shares	Value
OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (I)	20,474,799	20,474,799

Total Other Investment Company (Cost $20,474,799)		20,474,799

Transamerica Series Trust	Page 17

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 24.7%

Fixed Income Clearing Corp., 1.10% (I), dated 09/30/2022, to be repurchased at $128,305,282 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $130,859,426.

	$ 128,293,522	$ 128,293,522
State Street Bank & Trust Co., 0.83% (I), dated 09/30/2022, to be repurchased at $122,396,354 on 10/03/2022. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $124,835,698. (O)	122,387,889	122,387,889

Total Repurchase Agreements (Cost $250,681,411)		250,681,411

Total Investments (Cost $1,201,939,638)		1,048,623,273
Net Other Assets (Liabilities) - (3.5)%		(35,616,981)

Net Assets - 100.0%		$ 1,013,006,292

Transamerica Series Trust	Page 18

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month MXN-TIIE	Receive	6.13%	Monthly	07/05/2023	MXN	340,549,000	$(547,771)	$—	$(547,771)
1-Month MXN-TIIE	Receive	6.14	Monthly	07/03/2023	MXN	340,549,000	(544,673)	—	(544,673)
1-Month MXN-TIIE	Receive	6.14	Monthly	07/03/2023	MXN	340,549,000	(544,673)	490	(545,163)
1-Month MXN-TIIE	Receive	6.66	Monthly	07/01/2026	MXN	97,211,000	(418,039)	—	(418,039)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(415,358)	—	(415,358)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(415,358)	(2,579)	(412,779)
1-Month MXN-TIIE	Receive	7.30	Monthly	12/27/2023	MXN	331,353,860	(640,940)	—	(640,940)
1-Month MXN-TIIE	Receive	7.30	Monthly	12/26/2023	MXN	326,408,280	(630,216)	—	(630,216)
1-Month MXN-TIIE	Receive	7.31	Monthly	12/26/2023	MXN	331,353,860	(638,745)	—	(638,745)
1-Month MXN-TIIE	Receive	7.36	Monthly	12/22/2026	MXN	142,741,000	(495,692)	—	(495,692)
1-Month MXN-TIIE	Receive	7.38	Monthly	12/22/2026	MXN	142,741,000	(491,913)	—	(491,913)
12-Month USD-USCPI (D)	Pay	2.78	Maturity	09/23/2027	USD	4,947,000	(32,228)	—	(32,228)
12-Month USD-USCPI (D)	Pay	2.79	Maturity	09/23/2027	USD	4,948,000	(34,850)	—	(34,850)
BRL-CDI	Receive	11.52	Maturity	01/04/2027	BRL	52,375,000	(9,648)	—	(9,648)
BRL-CDI	Receive	11.80	Maturity	01/02/2025	BRL	6,078,000	7,042	—	7,042
BRL-CDI	Receive	11.85	Maturity	01/02/2025	BRL	65,525,000	89,291	—	89,291
BRL-CDI	Receive	11.90	Maturity	01/02/2025	BRL	65,525,000	102,639	—	102,639

Total							$(5,661,132)	$(2,089)	$(5,659,043)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Aussie Banks	BCLY	Pay	Quarterly	08/22/2023	AUD	14,155,900	18,592	$628,719	$(249)	$628,968
MSCI Daily TR Net Japan USD Index	JPM	Receive	Quarterly	05/10/2023	USD	40,178,806	6,013	(5,197,478)	—	(5,197,478)
MSCI Emerging Net Total Return USD Index	BCLY	Receive	Quarterly	06/21/2023	USD	78,573,553	165,615	(5,471,413)	—	(5,471,413)
MSCI USA Gross Return Index	GSI	Receive	Quarterly	02/23/2023	USD	50,676,726	2,695	(7,723,947)	—	(7,723,947)
MSCI USA Gross Return Index	BNP	Receive	Quarterly	05/08/2023	USD	164,682,538	9,041	(20,718,419)	—	(20,718,419)
MSCI USA Gross Return Index	GSI	Receive	Quarterly	06/23/2023	USD	62,053,322	3,725	(3,401,850)	—	(3,401,850)
MSCI USA Gross Return Index	GSI	Receive	Quarterly	09/22/2023	USD	76,288,066	4,763	(1,247,771)	—	(1,247,771)

Total								$(43,132,159)	$(249)	$(43,131,910)

Bilateral Equity Basket Total Return Swaps

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
Australian Index	BNP	Pay	09/12/2023	AUD	5,078,507	0.5%	$69,307	$(175,784)	$245,091
BNP Paribas EMU Anti-Value (a)	BNP	Pay	09/29/2023	EUR	14,776,313	1.5	(67,519)	(79,076)	11,557
BNP Paribas EMU Value (b)	BNP	Receive	09/28/2023	EUR	14,782,232	1.5	(210,360)	(1,102)	(209,258)
Canadian Index	BNP	Pay	09/08/2023	CAD	5,074,988	0.5	17,735	—	17,735
JPMorgan Long US E&Ps (D)	JPM	Receive	06/21/2023	USD	4,067,078	0.4	(501,099)	—	(501,099)
JPMorgan US Anti-Value (S&P 1500) (c)	JPM	Pay	09/08/2023	USD	40,752,447	4.0	3,145,754	—	3,145,754
JPMorgan US Anti-Value 2 (d)	JPM	Pay	09/08/2023	USD	15,294,088	1.5	1,249,906	—	1,249,906

Transamerica Series Trust	Page 19

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps (continued)

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentageof Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
JPMorgan US Value (S&P 1500) (e)	JPM	Receive	09/08/2023	USD	41,092,907	4.1%	$(4,175,685)	$—	$(4,175,685)
JPMorgan US Value 2 (f)	JPM	Receive	09/08/2023	USD	15,333,813	1.5	(1,612,314)	—	(1,612,314)

Total							$(2,084,275)	$(255,962)	$(1,828,313)

Value
OTC Swap Agreements, at value (Assets)	$5,111,421
OTC Swap Agreements, at value (Liabilities)	$(50,327,855)

(a)	The significant reference entities underlying the corresponding total return swap as of September 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Safran SA	235	$ 22,092	2.19%

Automobiles
Ferrari NV	114	21,854	2.18

Banks
Credit Agricole SA	2,427	20,299	2.02
FinecoBank Banca Fineco SpA	1,756	22,363	2.22

		42,662

Beverages
Davide Campari-Milano SpA	2,444	22,270	2.21
Remy Cointreau SA	129	22,046	2.19

		44,316

Biotechnology
Argenx SE	61	22,479	2.23

Capital Markets
Deutsche Boerse AG	131	22,041	2.19
Euronext NV	342	22,264	2.21

		44,305

Chemicals
Air Liquide SA	184	21,631	2.15
Koninklijke DSM NV	191	22,433	2.22
Symrise AG	215	21,597	2.14

		65,661

Construction & Engineering
Ferrovial SA	933	21,823	2.17

Diversified Financial Services
Groupe Bruxelles Lambert NV	306	21,995	2.18

Diversified Telecommunication Services
Cellnex Telecom SA	683	21,713	2.15

Electric Utilities
Acciona SA	116	20,950	2.08
Elia Group SA	166	19,986	1.99
Terna – Rete Elettrica Nazionale	3,181	19,881	1.97

		60,817

Electrical Equipment
Siemens Gamesa Renewable Energy SA	1,212	21,725	2.16

Entertainment
Universal Music Group NV	1,177	22,747	2.26

Equity Real Estate Investment Trusts
Gecina SA	268	21,561	2.14
Warehouses de Pauw CVA	870	21,854	2.17

		43,415

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Equipment & Supplies
Carl Zeiss Meditec AG	206	$ 22,135	2.20%
Sartorius AG	61	21,783	2.15

		43,918

Insurance
Hannover Rueck SE	141	21,742	2.15
Sampo OYJ, A Shares	485	21,224	2.11

		42,966

Interactive Media & Services
Scout24 SE	393	20,326	2.02

Internet & Direct Marketing Retail
Delivery Hero SE	570	21,626	2.15
Prosus NV	407	21,966	2.18
Zalando SE	1,112	22,496	2.23

		66,088

IT Services
Adyen NV	17	22,131	2.22

Life Sciences Tools & Services
Sartorius Stedim Biotech	69	21,880	2.18

Machinery
Rational AG	53	26,527	2.62

Oil, Gas & Consumable Fuels
Neste OYJ	514	23,027	2.29

Paper & Forest Products
UPM-Kymmene OYJ	668	21,763	2.16

Personal Products
Beiersdorf AG	219	22,108	2.19
L’Oreal SA	67	22,127	2.19

		44,235

Professional Services
Teleperformance	84	21,916	2.17
Wolters Kluwer NV	220	21,982	2.18

		43,898

Real Estate Management & Development
Vonovia SE	988	21,943	2.18

Semiconductors & Semiconductor Equipment
ASML Holding NV	49	21,246	2.12

Software
ADP	179	21,301	2.11
Dassault Systemes SE	621	22,191	2.20

		43,492

Textiles, Apparel & Luxury Goods
Hermes International	19	23,123	2.24
LVMH Moet Hennessy Louis Vuitton SE	36	21,974	2.18

		45,097

Transportation Infrastructure
Getlink SE	1,349	21,456	2.13

TOTAL COMMON STOCKS - LONG		$ 1,007,597

Transamerica Series Trust	Page 20

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of September 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Deutsche Post AG	721	$ 22,434	2.28%

Airlines
Deutsche Lufthansa AG	3,831	22,672	2.30

Auto Components
Cie Generale des Etablissements Michelin SCA	943	21,835	2.22

Automobiles
Bayerische Motoren Werke AG	324	21,676	2.20
Bayerische Motoren Werke AG	305	21,347	2.16
Mercedes-Benz Group AG	403	21,097	2.14
Stellantis NV	1,742	21,378	2.17

		85,498

Banks
Banco Bilbao Vizcaya Argentaria SA	4,569	21,111	2.14
Banco Santander SA	8,611	20,645	2.10
Erste Group Bank AG	927	20,987	2.13
Societe Generale SA	963	19,660	2.00
UniCredit SpA	2,013	21,052	2.14

		103,455

Beverages
Heineken Holding NV	311	21,926	2.23

Building Products
Cie de Saint-Gobain	583	21,600	2.19

Capital Markets
Deutsche Bank AG	2,518	19,253	1.96

Chemicals
Covestro AG	750	22,155	2.25

Communications Equipment
Nokia OYJ	4,972	21,979	2.23

Construction & Engineering
Bouygues SA	799	21,453	2.18
Eiffage SA	266	21,950	2.23

		43,403

Construction Materials
HeidelbergCement AG	535	21,855	2.22

Diversified Telecommunication Services
Orange SA	2,239	20,706	2.10
Proximus SADP	2,040	21,614	2.20

		42,320

Electric Utilities
Enel SpA	4,681	19,773	2.01

Equity Real Estate Investment Trusts
Klepierre SA	1,233	22,071	2.24

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Food & Staples Retailing
Carrefour SA	1,468	$ 20,868	2.12%
Kesko OYJ, B Shares	1,133	21,691	2.20
Koninklijke Ahold Delhaize NV	812	21,222	2.15

		63,781

Health Care Equipment & Supplies
Koninklijke Philips NV	1,334	21,344	2.17

Health Care Providers & Services
Fresenius Medical Care AG & Co. KGAA	740	21,482	2.18
Fresenius SE & Co. KGaA	995	21,840	2.22

		43,322

Household Durables
SEB SA	349	22,580	2.29

Insurance
NN Group NV	539	21,544	2.19

IT Services
Capgemini SE	140	23,170	2.36

Machinery
Daimler Truck Holding AG	902	21,062	2.14
KION Group AG	1,078	21,361	2.17

		42,423

Media
Publicis Groupe SA	445	21,761	2.21

Metals & Mining
ArcelorMittal	1,034	21,368	2.17
voestalpine AG	1,172	20,522	2.08

		41,890

Multi-Utilities
E.ON SE	2,651	20,932	2.13
Engie SA	1,740	20,605	2.09
Veolia Environnement SA	1,050	20,696	2.10

		62,233

Oil, Gas & Consumable Fuels
Repsol SA	1,914	22,595	2.29

Pharmaceuticals
Bayer AG	439	20,815	2.11

Professional Services
Randstad NV	475	21,176	2.15

Real Estate Management & Development
LEG Immobilien SE	364	22,335	2.27

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	947	21,506	2.18

TOTAL COMMON STOCKS - LONG		$ 984,704

Transamerica Series Trust	Page 21

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of September 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
AeroVironment, Inc.	598	$ 49,849	0.54%
Axon Enterprise, Inc.	428	49,541	0.54

		99,390

Banks
Commerce Bancshares, Inc.	724	47,900	0.52
Cullen / Frost Bankers, Inc.	377	49,847	0.54
CVB Financial Corp.	1,940	49,121	0.53
First Financial Bankshares, Inc.	1,187	49,652	0.54
Glacier Bancorp, Inc.	1,003	49,277	0.53
Independent Bank Corp.	644	47,997	0.52

		293,794

Biotechnology
Vericel Corp.	2,183	50,646	0.55

Chemicals
Albemarle Corp.	191	50,508	0.55
Linde PLC	178	47,987	0.52
Livent Corp.	1,623	49,745	0.54

		148,240

Commercial Services & Supplies
Rollins, Inc.	1,468	50,910	0.55

Communications Equipment
Clearfield, Inc.	496	51,901	0.56

Consumer Finance
FirstCash Holdings, Inc.	662	48,558	0.53

Electronic Equipment, Instruments & Components
Badger Meter, Inc.	527	48,690	0.53
Cognex Corp.	1,183	49,035	0.53

		97,725

Food Products
Hershey Co.	221	48,724	0.53
Lamb Weston Holdings, Inc.	633	48,982	0.53

		97,706

Health Care Equipment & Supplies
Cutera, Inc.	1,063	48,473	0.53
Dexcom, Inc.	604	48,646	0.53
Glaukos Corp.	1,015	54,039	0.59
Inari Medical, Inc.	742	53,899	0.59
Penumbra, Inc.	300	56,880	0.62

		261,937

Health Care Providers & Services
HealthEquity, Inc.	774	51,990	0.56
Option Care Health, Inc.	1,622	51,044	0.55
Progyny, Inc.	1,319	48,882	0.53

		151,916

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure
Shake Shack, Inc., Class A	1,066	$ 47,949	0.52%
Wingstop, Inc.	409	51,297	0.56
Wynn Resorts Ltd.	837	52,756	0.57

		152,002

Insurance
Kinsale Capital Group, Inc.	195	49,807	0.54
Palomar Holdings, Inc.	590	49,395	0.54

		99,202

Interactive Media & Services
Twitter, Inc.	1,282	56,203	0.61

Life Sciences Tools & Services
Illumina, Inc.	253	48,270	0.52

Machinery
Chart Industries, Inc.	272	50,143	0.54
IDEX Corp.	248	49,563	0.54

		99,706

Metals & Mining
Royal Gold, Inc.	548	51,413	0.56

Personal Products
elf Beauty, Inc.	1,293	48,643	0.53

Pharmaceuticals
Eli Lilly & Co.	164	53,029	0.58

Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	178	49,390	0.53
PDF Solutions, Inc.	1,982	48,618	0.53

		98,008

Software
Cadence Design Systems, Inc.	295	48,212	0.52
Manhattan Associates, Inc.	362	48,157	0.52
Paylocity Holding Corp.	210	50,732	0.55

		147,101

Specialty Retail
AutoZone, Inc.	23	49,264	0.54
Five Below, Inc.	382	52,590	0.57
O’Reilly Automotive, Inc.	70	49,235	0.54
TJX Cos., Inc.	780	48,454	0.53
Tractor Supply Co.	264	49,072	0.53

		248,615

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.	156	48,767	0.53

TOTAL COMMON STOCKS - LONG		$ 2,503,682

Transamerica Series Trust	Page 22

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

(d)	The significant reference entities underlying the corresponding total return swap as of September 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobiles
Tesla, Inc.	5,177	$ 1,373,199	1.05%

Beverages
Brown-Forman Corp., Class B	19,765	1,315,756	1.00
Monster Beverage Corp.	15,803	1,374,229	1.05

		2,689,985

Capital Markets
Charles Schwab Corp.	20,016	1,438,550	1.10
MSCI, Inc.	3,105	1,309,658	1.00
Nasdaq, Inc.	23,388	1,325,632	1.01

		4,073,840

Chemicals
Air Products & Chemicals, Inc.	5,715	1,330,052	1.01
Albemarle Corp.	5,334	1,410,523	1.08
Linde PLC	5,097	1,374,100	1.05

		4,114,675

Commercial Services & Supplies
Cintas Corp.	3,436	1,333,821	1.02
Rollins, Inc.	39,687	1,376,345	1.05
Waste Management, Inc.	8,349	1,337,593	1.02

		4,047,759

Construction Materials
Vulcan Materials Co.	8,522	1,344,005	1.02

Energy Equipment & Services
Schlumberger NV	37,850	1,358,815	1.04

Entertainment
Electronic Arts, Inc.	11,341	1,312,267	1.00

Food Products
Hershey Co.	6,300	1,388,961	1.06
Lamb Weston Holdings, Inc.	18,125	1,402,513	1.07

		2,791,474

Health Care Equipment & Supplies
ABIOMED, Inc.	5,369	1,318,949	1.01
Dexcom, Inc.	17,169	1,382,791	1.05
Edwards Lifesciences Corp.	15,879	1,312,082	1.00
IDEXX Laboratories, Inc.	4,133	1,346,531	1.03
Intuitive Surgical, Inc.	6,981	1,308,519	1.00
ResMed, Inc.	6,420	1,401,486	1.07

		8,070,358

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.	863	$ 1,296,882	0.99%
Hilton Worldwide Holdings, Inc.	11,248	1,356,734	1.03
Royal Caribbean Cruises Ltd.	34,430	1,304,897	1.00
Wynn Resorts Ltd.	24,294	1,531,251	1.17

		5,489,764

Insurance
Aon PLC, Class A	5,020	1,344,707	1.03
Arthur J Gallagher & Co.	7,791	1,333,975	1.02
Brown & Brown, Inc.	22,259	1,346,224	1.03
Marsh & McLennan Cos., Inc.	8,746	1,305,690	1.00
Progressive Corp.	11,507	1,337,228	1.02

		6,667,824

Interactive Media & Services
Twitter, Inc.	36,723	1,609,936	1.23

Internet & Direct Marketing Retail
Etsy, Inc.	13,565	1,358,263	1.04

IT Services
Jack Henry & Associates, Inc.	7,252	1,321,822	1.01

Life Sciences Tools & Services
Illumina, Inc.	7,016	1,338,583	1.02

Machinery
IDEX Corp.	7,012	1,401,348	1.07
Nordson Corp.	6,274	1,331,782	1.02
Xylem, Inc.	15,274	1,334,337	1.02

		4,067,467

Pharmaceuticals
Eli Lilly & Co.	4,574	1,479,003	1.13
Zoetis, Inc.	9,001	1,334,758	1.02

		2,813,761

Professional Services
Equifax, Inc.	7,550	1,294,297	0.99

Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	4,805	1,333,243	1.02

Software
Autodesk, Inc.	7,130	1,331,884	1.02
Cadence Design Systems, Inc.	8,432	1,378,042	1.05
Ceridian HCM Holding, Inc.	23,612	1,319,439	1.01
Fortinet, Inc.	28,533	1,401,826	1.07
Paycom Software, Inc.	4,085	1,348,009	1.03
Synopsys, Inc.	4,340	1,325,913	1.01
Tyler Technologies, Inc.	3,875	1,346,563	1.03

		9,451,676

TOTAL COMMON STOCKS - LONG		$ 67,923,013

Transamerica Series Trust	Page 23

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of September 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Moog, Inc., Class A	25,204	$ 1,773,101	0.52%

Banks
Associated Banc-Corp.	96,252	1,932,740	0.57
Central Pacific Financial Corp.	88,298	1,826,886	0.54
Citizens Financial Group, Inc.	52,890	1,817,300	0.53
FNB Corp.	165,268	1,917,109	0.56
Hanmi Financial Corp.	79,090	1,872,851	0.55
OFG Bancorp	71,484	1,796,393	0.53
Wells Fargo & Co.	44,066	1,772,335	0.52

		12,935,614

Biotechnology
Emergent BioSolutions, Inc.	85,334	1,791,161	0.52
Ironwood Pharmaceuticals, Inc.	176,266	1,826,116	0.54

		3,617,277

Building Products
Builders FirstSource, Inc.	32,726	1,928,216	0.57
Insteel Industries, Inc.	67,507	1,790,961	0.52

		3,719,177

Chemicals
Koppers Holdings, Inc.	85,489	1,776,461	0.52

Commercial Services & Supplies
GEO Group, Inc.	231,906	1,785,676	0.52

Communications Equipment
Juniper Networks, Inc.	67,775	1,770,283	0.52

Consumer Finance
Navient Corp.	132,728	1,949,774	0.57

Containers & Packaging
O-I Glass, Inc.	144,562	1,872,078	0.55

Electronic Equipment, Instruments & Components
Jabil, Inc.	32,932	1,900,506	0.56
Sanmina Corp.	40,042	1,845,135	0.54
Vishay Intertechnology, Inc.	100,093	1,780,654	0.52

		5,526,295

Health Care Equipment & Supplies
Hologic, Inc.	27,888	1,799,334	0.53
Varex Imaging Corp.	90,334	1,909,661	0.56

		3,708,995

Health Care Providers & Services
Cross Country Healthcare, Inc.	76,052	2,157,595	0.63
CVS Health Corp.	19,184	1,829,578	0.54

		3,987,173

Hotels, Restaurants & Leisure
Bloomin’ Brands, Inc.	97,803	1,792,729	0.53
Brinker International, Inc.	74,871	1,870,278	0.55

		3,663,007

Household Durables
Century Communities, Inc.	42,417	1,814,599	0.53
Taylor Morrison Home Corp.	78,693	1,835,121	0.54

		3,649,720

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance
American Equity Investment Life Holding Co.	51,499	$ 1,920,398	0.56%
CNO Financial Group, Inc.	105,839	1,901,927	0.56
Lincoln National Corp.	41,038	1,801,979	0.53
Unum Group	50,153	1,945,936	0.57

		7,570,240

Interactive Media & Services
Cars.com, Inc.	161,438	1,856,537	0.54

IT Services
Maximus, Inc.	31,226	1,807,049	0.53
Western Union Co.	131,017	1,768,730	0.52

		3,575,779

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	9,442	1,858,186	0.54

Machinery
Enovis Corp.	38,907	1,792,445	0.53
Mueller Industries, Inc.	30,596	1,818,626	0.53
Titan International, Inc.	145,682	1,768,579	0.52

		5,379,650

Metals & Mining
TimkenSteel Corp.	124,553	1,867,049	0.55

Oil, Gas & Consumable Fuels
HF Sinclair Corp.	35,326	1,901,952	0.56
PBF Energy, Inc., Class A	55,138	1,938,652	0.57

		3,840,604

Personal Products
Edgewell Personal Care Co.	49,429	1,848,645	0.54

Professional Services
TrueBlue, Inc.	94,321	1,799,645	0.53

Road & Rail
Knight-Swift Transportation Holdings, Inc.	38,391	1,878,472	0.55

Semiconductors & Semiconductor Equipment
Cohu, Inc.	70,151	1,808,493	0.53

Software
ACI Worldwide, Inc.	85,141	1,779,447	0.52
Consensus Cloud Solutions, Inc.	38,509	1,821,476	0.53

		3,600,923

Specialty Retail
Abercrombie & Fitch Co., Class A	120,871	1,879,544	0.55

Trading Companies & Distributors
Boise Cascade Co.	30,591	1,818,941	0.53

TOTAL COMMON STOCKS - LONG		$ 92,317,339

Transamerica Series Trust	Page 24

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

(f)	The significant reference entities underlying the corresponding total return swap as of September 30, 2022, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Huntington Ingalls Industries, Inc.	402	$ 89,043	1.07%
Textron, Inc.	1,492	86,924	1.04

		175,967

Banks
Citizens Financial Group, Inc.	2,584	88,786	1.06
KeyCorp	5,322	85,258	1.02
Wells Fargo & Co.	2,155	86,674	1.04

		260,718

Beverages
Molson Coors Beverage Co., Class B	1,781	85,470	1.02

Biotechnology
Gilead Sciences, Inc.	1,458	89,944	1.08
Moderna, Inc.	702	83,012	0.99
Regeneron Pharmaceuticals, Inc.	158	108,841	1.30

		281,797

Building Products
Fortune Brands Home & Security, Inc.	1,545	82,951	0.99

Chemicals
Dow, Inc.	1,891	83,072	0.99
LyondellBasell Industries NV, Class A	1,146	86,271	1.03

		169,343

Communications Equipment
Juniper Networks, Inc.	3,314	86,562	1.04

Consumer Finance
Capital One Financial Corp.	902	83,137	1.00
Synchrony Financial	2,966	83,612	1.00

		166,749

Diversified Telecommunication Services
AT&T, Inc.	5,453	83,649	1.00

Electric Utilities
NRG Energy, Inc.	2,255	86,299	1.03

Equity Real Estate Investment Trusts
Boston Properties, Inc.	1,141	85,541	1.02
VICI Properties, Inc.	2,788	83,222	1.00

		168,763

Food Products
Archer-Daniels-Midland Co.	1,066	85,760	1.03
Conagra Brands, Inc.	2,714	88,558	1.06

		174,318

Health Care Providers & Services
Cigna Corp.	323	89,623	1.07
CVS Health Corp.	938	89,457	1.07
DaVita, Inc.	1,047	86,660	1.04
Laboratory Corp. of America Holdings	407	83,358	1.00
Quest Diagnostics, Inc.	733	89,932	1.08
Universal Health Services, Inc., Class B	960	84,653	1.01

		523,683

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Durables
D.R. Horton, Inc.	1,314	$ 88,498	1.06%
Lennar Corp., Class A	1,205	89,833	1.08
PulteGroup, Inc.	2,317	86,888	1.04

		265,219

Industrial Conglomerates
3M Co.	782	86,411	1.03

Insurance
American International Group, Inc.	1,774	84,230	1.01
Lincoln National Corp.	2,007	88,127	1.05
MetLife, Inc.	1,418	86,186	1.03

		258,543

IT Services
Cognizant Technology Solutions Corp., Class A	1,488	85,471	1.02
DXC Technology Co.	3,466	84,848	1.02

		170,319

Machinery
Cummins, Inc.	435	88,527	1.06
PACCAR, Inc.	1,066	89,214	1.07
Pentair PLC	2,108	85,648	1.03
Snap-on, Inc.	428	86,178	1.03

		349,567

Media
Warner Bros Discovery, Inc.	7,286	83,789	1.00

Oil, Gas & Consumable Fuels
Phillips 66	1,057	85,321	1.02
Valero Energy Corp.	818	87,403	1.05

		172,724

Pharmaceuticals
Pfizer, Inc.	2,011	88,001	1.05

Professional Services
Leidos Holdings, Inc.	983	85,983	1.03
Robert Half International, Inc.	1,205	92,183	1.10

		178,166

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	1,662	83,266	1.00

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	7,014	84,028	1.01
HP, Inc.	3,374	84,080	1.01

		168,108

Trading Companies & Distributors
United Rentals, Inc.	317	85,628	1.02

TOTAL COMMON STOCKS - LONG		$ 4,336,010

Transamerica Series Trust	Page 25

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Korea Government Bonds	67	12/20/2022	$5,192,170	$5,022,541	$—	$(169,629)
30-Year U.S. Treasury Bonds	8	12/20/2022	1,089,016	1,011,250	—	(77,766)
EURO STOXX 50® Index	460	12/16/2022	15,556,302	14,944,784	—	(611,518)
FTSE 100 Index	1	12/16/2022	83,637	77,204	—	(6,433)
Nikkei 225 Index	35	12/08/2022	3,277,495	3,135,321	—	(142,174)
U.S. Treasury Ultra Bonds	4	12/20/2022	602,346	548,000	—	(54,346)

Total					$—	$(1,061,866)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	(213)	12/30/2022	$(44,448,360)	$(43,748,203)	$700,157	$—
5-Year U.S. Treasury Notes	(446)	12/30/2022	(48,029,216)	(47,948,485)	80,731	—
10-Year U.S. Treasury Notes	(744)	12/20/2022	(86,771,050)	(83,374,500)	3,396,550	—
10-Year U.S. Treasury Ultra Notes	(30)	12/20/2022	(3,760,483)	(3,554,531)	205,952	—
Euro-BTP Italy Government Bonds	(325)	12/08/2022	(36,441,125)	(35,060,430)	1,380,695	—
German Euro Bund	(20)	12/08/2022	(2,856,281)	(2,714,543)	141,738	—
MSCI Emerging Markets Index	(64)	12/16/2022	(3,169,009)	(2,788,800)	380,209	—
S&P 500® E-Mini Index	(267)	12/16/2022	(52,750,367)	(48,080,025)	4,670,342	—

Total					$10,956,374	$—

Total Futures Contracts					$10,956,374	$(1,061,866)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	12/15/2022	USD	135,886	CAD	178,187	$6,849	$—
BCLY	12/15/2022	USD	5,251,098	EUR	5,270,070	55,200	—
BCLY	12/15/2022	USD	1,613,066	JPY	230,511,521	6,467	—
BCLY	12/15/2022	USD	37,238	SGD	52,299	786	—
BNP	11/10/2022	SGD	1,539,126	USD	1,118,555	—	(46,476)
BNP	12/15/2022	USD	1,379,355	CAD	1,808,700	69,556	—
BNP	12/15/2022	USD	73,604,822	CNY	507,784,948	1,744,987	—
BNP	12/15/2022	USD	7,317,837	EUR	7,259,759	160,253	—
BNP	12/15/2022	USD	1,419,757	GBP	1,227,484	47,633	—
BNP	12/15/2022	USD	5,197,974	JPY	742,816,448	20,755	—
BNP	12/15/2022	USD	5,895,956	TWD	178,553,120	239,544	—
BNP	12/15/2022	COP	437,501,613	USD	97,576	—	(4,018)
BNP	12/15/2022	IDR	20,476,897,884	USD	1,373,892	—	(32,530)
BNP	12/15/2022	INR	104,507,923	USD	1,302,435	—	(27,054)
BNP	12/15/2022	CZK	2,606,976	USD	106,130	—	(2,900)
BNP	12/15/2022	MXN	185,814,983	USD	9,118,187	—	(19,088)
BNP	12/15/2022	SEK	4,395,775	USD	415,617	—	(17,604)
BNP	12/15/2022	JPY	830,629,012	USD	5,815,989	—	(26,742)
BNP	12/15/2022	CNY	6,505,090	USD	914,982	5,594	—

Transamerica Series Trust	Page 26

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	12/15/2022	NZD	1,357,516	USD	765,298	$—	$(5,232)
BOA	11/10/2022	USD	485,054	CAD	666,000	2,940	—
BOA	11/10/2022	JPY	2,237,462,445	USD	16,948,034	—	(1,426,204)
CITI	12/15/2022	USD	348,639	AUD	541,557	1,770	—
GSI	11/10/2022	PEN	1,940,000	USD	495,631	—	(11,257)
GSI	11/10/2022	RON	1,821,720	USD	375,742	—	(17,101)
GSI	11/10/2022	EUR	1,170,000	USD	1,148,385	1,547	—
GSI	12/15/2022	USD	573,788	BRL	3,058,439	16,556	—
GSI	12/15/2022	USD	2,142,923	CAD	2,891,334	49,117	—
GSI	12/15/2022	USD	67,169	CLP	60,384,993	5,672	—
GSI	12/15/2022	USD	66,729	DKK	492,285	1,443	—
GSI	12/15/2022	USD	5,752,277	EUR	5,706,505	126,086	—
GSI	12/15/2022	USD	4,770,154	GBP	4,331,734	—	(72,007)
GSI	12/15/2022	USD	90,246	HKD	707,260	22	—
GSI	12/15/2022	USD	6,208,090	JPY	885,114,003	39,098	—
GSI	12/15/2022	USD	686,563	KRW	985,287,100	—	(4,127)
GSI	12/15/2022	USD	27,190	NOK	272,886	2,082	—
GSI	12/15/2022	USD	15,158	NZD	25,151	1,076	—
GSI	12/15/2022	USD	193,445	SGD	271,663	4,103	—
GSI	12/15/2022	BRL	11,302,991	USD	2,175,619	—	(116,270)
GSI	12/15/2022	KRW	3,155,622,922	USD	2,340,064	—	(127,959)
GSI	12/15/2022	AUD	3,355,539	USD	2,277,703	—	(128,471)
GSI	12/15/2022	SEK	37,532,986	USD	3,550,632	—	(152,231)
GSI	12/15/2022	MXN	42,300,047	USD	2,075,638	—	(4,264)
GSI	12/15/2022	CHF	1,193,729	USD	1,246,416	—	(27,009)
GSI	12/15/2022	JPY	576,933,314	USD	4,039,685	—	(18,625)
GSI	12/15/2022	EUR	1,794,323	USD	1,756,336	12,734	—
JPM	11/10/2022	USD	482,239	EUR	500,000	—	(9,186)
JPM	11/10/2022	USD	1,553,841	JPY	207,078,994	117,283	—
JPM	11/10/2022	CNH	65,017,855	USD	9,603,142	—	(490,142)
JPM	11/10/2022	CHF	2,359,268	USD	2,514,963	—	(114,861)
JPM	11/10/2022	HUF	59,402,713	USD	149,114	—	(13,149)
JPM	11/10/2022	DKK	817,998	USD	112,849	—	(4,711)
JPM	11/10/2022	NOK	2,755,235	USD	285,109	—	(31,928)
JPM	11/10/2022	PLN	382,880	USD	82,263	—	(5,528)
JPM	11/10/2022	SEK	10,895,378	USD	1,061,814	—	(78,107)
JPM	12/15/2022	USD	1,021,299	CAD	1,339,150	51,532	—
JPM	12/15/2022	USD	42,938,963	CNH	299,185,815	967,058	—
JPM	12/15/2022	USD	258,789	DKK	1,909,451	5,559	—
JPM	12/15/2022	USD	5,634,566	EUR	5,601,083	112,314	—
JPM	12/15/2022	USD	1,623,225	GBP	1,403,251	54,622	—
JPM	12/15/2022	USD	342,557	HKD	2,684,600	88	—
JPM	12/15/2022	USD	2,951,661	JPY	421,790,237	11,903	—
JPM	12/15/2022	USD	9,160,890	NZD	15,201,946	649,404	—
JPM	12/15/2022	USD	502,747	SGD	705,931	10,732	—
JPM	12/15/2022	MXN	29,563,865	USD	1,450,493	—	(2,792)
JPM	12/15/2022	CHF	1,341,605	USD	1,407,117	—	(36,653)
JPM	12/15/2022	CAD	3,740,991	USD	2,796,093	—	(86,995)
JPM	12/15/2022	CNH	15,899,765	USD	2,232,705	—	(2,173)
RBC	11/10/2022	USD	903,955	EUR	881,353	37,719	—
UBS	11/10/2022	USD	11,321,965	AUD	16,098,046	1,019,254	—
UBS	11/10/2022	USD	355,646	CAD	459,415	23,078	—
UBS	11/10/2022	USD	3,948,347	GBP	3,258,954	306,987	—
UBS	11/10/2022	KRW	7,098,019,838	USD	5,441,094	—	(475,302)
UBS	11/10/2022	THB	60,310,395	USD	1,704,406	—	(101,898)
UBS	11/10/2022	EUR	1,200,566	USD	1,170,263	9,712	—
UBS	11/10/2022	CAD	37,335	USD	28,365	—	(1,338)

Transamerica Series Trust	Page 27

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
UBS	12/15/2022	USD	2,726,504	CAD	3,701,731	$45,837	$—
UBS	12/15/2022	USD	1,960,307	CHF	1,913,142	6,011	—
UBS	12/15/2022	USD	42,571,529	EUR	42,771,130	402,369	—
UBS	12/15/2022	USD	291,430	NOK	2,924,375	22,361	—
UBS	12/15/2022	USD	9,162,046	NZD	15,201,946	650,560	—
UBS	12/15/2022	USD	1,200,753	SEK	13,466,654	—	(18,577)
UBS	12/15/2022	USD	150,063	SGD	210,718	3,198	—
UBS	12/15/2022	USD	571,891	THB	20,785,381	17,799	—
UBS	12/15/2022	AUD	5,307,007	USD	3,602,184	—	(203,031)
UBS	12/15/2022	CHF	2,618,078	USD	2,745,726	—	(71,331)
UBS	12/15/2022	TRY	648,046	USD	33,047	—	(1,310)
UBS	12/15/2022	ILS	1,662,618	USD	488,676	—	(19,256)
UBS	12/15/2022	MXN	50,076,150	USD	2,456,941	—	(4,782)
UBS	12/15/2022	HUF	59,214,065	USD	146,319	—	(12,081)
UBS	12/15/2022	EUR	42,958,492	USD	42,906,435	—	(552,550)
UBS	12/15/2022	GBP	3,269,588	USD	3,716,419	—	(61,562)
UBS	12/15/2022	SEK	13,487,468	USD	1,229,316	—	(8,101)
UBS	12/15/2022	USD	130,697	ZAR	2,290,700	4,993	—

Total						$7,152,243	$(4,694,513)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	29.9%	$ 312,993,054
Banks	7.7	80,685,140
U.S. Government Obligations	5.2	54,334,564
U.S. Government Agency Obligations	4.4	45,637,000
Oil, Gas & Consumable Fuels	2.9	30,465,589
Mortgage-Backed Securities	1.9	19,467,067
Pharmaceuticals	1.5	15,419,439
Insurance	1.3	13,951,304
Electric Utilities	1.2	12,370,891
Diversified Telecommunication Services	1.1	11,881,697
Capital Markets	0.8	8,507,351
Software	0.7	7,374,129
Semiconductors & Semiconductor Equipment	0.7	7,015,539
Equity Real Estate Investment Trusts	0.6	6,730,508
Consumer Finance	0.6	6,572,677
Food Products	0.6	6,543,201
Metals & Mining	0.6	6,254,371
Chemicals	0.6	5,873,837
Road & Rail	0.6	5,852,171
IT Services	0.5	5,712,092
Beverages	0.5	5,529,968
Hotels, Restaurants & Leisure	0.5	5,092,578
Media	0.5	4,860,153
Textiles, Apparel & Luxury Goods	0.4	4,697,248
Technology Hardware, Storage & Peripherals	0.4	4,612,695
Wireless Telecommunication Services	0.4	4,503,094
Health Care Equipment & Supplies	0.4	4,347,132
Asset-Backed Securities	0.4	4,334,818
Tobacco	0.4	4,173,172
Paper & Forest Products	0.4	4,064,693
Machinery	0.4	3,726,699
Aerospace & Defense	0.4	3,660,011
Diversified Financial Services	0.3	3,381,429
Internet & Direct Marketing Retail	0.3	3,342,062
Food & Staples Retailing	0.3	3,282,412
Automobiles	0.3	3,254,285
Biotechnology	0.3	3,051,832
Real Estate Management & Development	0.3	3,040,798
Interactive Media & Services	0.3	2,869,858
Personal Products	0.3	2,614,135
Health Care Providers & Services	0.2	2,548,545
Entertainment	0.2	2,262,270
Multi-Utilities	0.2	2,221,478
Specialty Retail	0.2	2,212,694
Professional Services	0.2	2,167,855
Life Sciences Tools & Services	0.2	2,133,368
Electrical Equipment	0.2	2,122,408
Industrial Conglomerates	0.2	2,075,869
Household Products	0.2	1,773,506
Electronic Equipment, Instruments & Components	0.2	1,661,074
Transportation Infrastructure	0.2	1,660,306
Building Products	0.1	1,144,063

Transamerica Series Trust	Page 28

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Construction & Engineering	0.1%		$ 1,070,004
Commercial Services & Supplies	0.1		1,039,638
Multiline Retail	0.1		956,790
Air Freight & Logistics	0.1		917,778
Communications Equipment	0.1		904,629
Municipal Government Obligation	0.1		901,960
Trading Companies & Distributors	0.1		832,801
Construction Materials	0.1		798,571
Gas Utilities	0.1		530,176
Auto Components	0.0	(A)	496,317
Household Durables	0.0	(A)	385,858
Marine	0.0	(A)	363,764
Containers & Packaging	0.0	(A)	329,809
Independent Power & Renewable Electricity Producers	0.0	(A)	319,053
Water Utilities	0.0	(A)	245,069
Energy Equipment & Services	0.0	(A)	234,573
Airlines	0.0	(A)	170,130
Distributors	0.0	(A)	122,086
Health Care Technology	0.0	(A)	54,407
Leisure Products	0.0	(A)	45,395
Diversified Consumer Services	0.0	(A)	40,048
Mortgage Real Estate Investment Trusts	0.0	(A)	12,814

Investments	74.1		776,835,799
Short-Term Investments	25.9		271,787,474

Total Investments	100.0%		$ 1,048,623,273

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$87,469,243	$126,988,002	$76,194	$214,533,439
Preferred Stocks	2,303	630,769	—	633,072
Right	—	6,090	—	6,090
Asset-Backed Securities	—	4,334,818	—	4,334,818
Convertible Bonds	—	7,925	225,120	233,045
Corporate Debt Securities	—	121,966,057	1,627,957	123,594,014
Foreign Government Obligations	—	312,993,054	—	312,993,054
Loan Assignments	—	167,676	—	167,676
Mortgage-Backed Securities	—	19,467,067	—	19,467,067
Municipal Government Obligation	—	901,960	—	901,960
U.S. Government Agency Obligations	—	45,637,000	—	45,637,000
U.S. Government Obligations	—	54,334,564	—	54,334,564
Short-Term U.S. Government Obligation	—	631,264	—	631,264
Other Investment Company	20,474,799	—	—	20,474,799
Repurchase Agreements	—	250,681,411	—	250,681,411

Total Investments	$107,946,345	$938,747,657	$1,929,271	$1,048,623,273

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$198,972	$—	$198,972
Over-the-Counter Total Return Swap Agreements	—	5,111,421	—	5,111,421
Futures Contracts (V)	10,956,374	—	—	10,956,374
Forward Foreign Currency Contracts (V)	—	7,152,243	—	7,152,243

Total Other Financial Instruments	$10,956,374	$12,462,636	$—	$23,419,010

Transamerica Series Trust	Page 29

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(5,860,104)	$—	$(5,860,104)
Over-the-Counter Total Return Swap Agreements	—	(50,327,855)	—	(50,327,855)
Futures Contracts (V)	(1,061,866)	—	—	(1,061,866)
Forward Foreign Currency Contracts (V)	—	(4,694,513)	—	(4,694,513)

Total Other Financial Instruments	$(1,061,866)	$(60,882,472)	$—	$(61,944,338)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $29,147,483, collateralized by cash collateral of $20,474,799 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,869,023. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2022, the total value of securities is $1,571,851, representing 0.2% of the Portfolio’s net assets.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Restricted securities. At September 30, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty Ltd.	10/25/2018	$1,059,498	$1	0.0	% (A)
Convertible Bonds	REI Agro Ltd. 5.50%, 11/13/2014	05/02/2014	395,548	2,147	0.0	(A)
Convertible Bonds	Bio City Development Co. BV 8.00%, 07/06/2021	05/02/2014	1,734,480	225,120	0.0	(A)

Total			$3,189,526	$227,268	0.0	% (A)

(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the total value of 144A securities is $50,462,944, representing 5.0% of the Portfolio’s net assets.
(H)	Securities deemed worthless.
(I)	Rates disclosed reflect the yields at September 30, 2022.
(J)	Floating or variable rate securities. The rates disclosed are as of September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(K)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At September 30, 2022, the total value of such securities is $400,721, representing less than 0.1% of the Portfolio’s net assets.
(L)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2022, the total value of Regulation S securities is $149,674,298, representing 14.8% of the Portfolio’s net assets.
(M)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(N)	Perpetual maturity. The date displayed is the next call date.
(O)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(P)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of September 30, 2022; the maturity date disclosed is the ultimate maturity date.
(Q)	All or a portion of the security represents unsettled loan commitments at September 30, 2022 where the rate will be determined at time of settlement.
(R)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)

Transamerica Series Trust	Page 30

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

CURRENCY ABBREVIATIONS (continued):

COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TBD	To Be Determined
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Transamerica Series Trust	Page 31

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 32

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 33

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 34